Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	Apr. 22, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Revolutions Medical CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		77,610,014
Entity Public Float			$ 10,253,579
Amendment Flag	false
Entity Central Index Key	0001041009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalent	$ 1,272	$ 54	$ 4,844
Inventories	316,167	321,791	0
Prepaid expenses and other current assets	3,131	4,859	279,868
Total current assets	320,570	326,704	284,712
Property and equipment, net	335,039	356,656	1,185,664
Intangibles	110,110	106,687	116,426
Goodwill	0	0	23,276
Total assets	765,719	790,047	1,610,078
Current liabilities:
Accounts payable and accrued liabilities	1,420,594	1,122,371	468,468
Accounts payable and accrued liabilities, related parties	147,725	73,957	87,944
Payable for indemnification	1,355,735	1,347,806	1,424,019
Convertible notes, net of discounts of $194,056, $187,039 and $307,126, respectively	176,932	184,289	80,535
Convertible notes, related parties, net of discount of $24,041, $42,534 and $0, respectively	50,959	32,466	0
Derivatives, note conversion feature	268,249	364,802	442,311
Total liabilities	5,185,898	4,406,551	2,855,821
Commitments and contingencies	0	0
Stockholders��� deficit:
Series 2006 Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000	1,000
Common stock, $0.001 par value; 250,000,000 shares authorized; 77,610,014, 72,784,907 and 54,729,606 shares issued and outstanding, respectively.	77,610	72,785	54,730
Additional paid-in capital	35,156,704	34,319,432	29,497,937
Subscriptions receivable	(71,000)	(71,000)	(25,000)
Deficit accumulated during the development stage	(39,584,493)	(37,938,721)	(30,774,410)
Total stockholders' deficit	(4,420,179)	(3,616,504)	(1,245,743)
Total liabilities and stockholders��� deficit	765,719	790,047	1,610,078
Yeso Med [Member]
Current liabilities:
Payable to Yeso-med	$ 1,765,704	$ 1,280,860	$ 352,544

Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes, net of discounts (in Dollars)	$ 194,056	$ 187,039	$ 307,126
Convertible notes, related parties, net of discount (in Dollars)	$ 24,041	$ 42,534	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	77,610,014	72,784,907	54,729,606
Common stock, shares outstanding	77,610,014	72,784,907	54,729,606

Statements of Operations (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenue	$ 1,300	$ 0	$ 1,189	$ 0	$ 1,189	$ 2,489
Cost of revenue	574	0	9,200	0	9,200	9,774
Loss on firm purchase commitment	484,091	0	783,593	0	783,593	1,267,684
Cost of goods sold	484,665	0	792,793	0	792,793	1,277,458
Gross loss	(483,365)	0	(791,604)	0	(791,604)	(1,274,969)
Research and development	0	71,388	35,544	57,000	2,935,949	2,935,949
Depreciation and amortization	24,176	6,099	102,971	17,023	205,111	229,287
General and administrative expenses	1,086,754	1,573,095	4,046,080	3,781,286	27,298,804	28,385,558
Impairment of assets	0	0	878,276	0	4,570,007	4,570,007
Gain on disposal of assets	0	0	0	0	(794)	(794)
Total operating expenses	1,110,930	1,650,582	5,062,871	3,855,309	35,009,077	36,120,007
Operating loss	(1,594,295)	(1,650,582)	(5,854,475)	(3,855,309)	(35,800,681)	(37,394,976)
Interest income	0	0	0	10	17,286	0
Interest expense	(117,370)	(533,436)	(1,727,512)	(567,081)	(2,629,705)	(2,747,075)
Investment income	0	0	0	0	170,753	170,753
Gain (loss) on extinguishment of debt	(6,250)	0	13,202	0	(139,712)	(145,962)
Gain (loss) on change in fair value of derivative liabilities	72,896	82,009	131,397	(119,138)	(45,976)	26,920
Other income, net	(753)	0	273,077	0	305,892	322,425
Total other income (expense)	(51,477)	(451,427)	(1,309,836)	(686,209)	(2,321,462)	(2,372,939)
Net loss	(1,645,772)	(2,102,009)	(7,164,311)	(4,541,518)	(38,122,143)	(39,767,915)
Net loss attributable to the non-controlling interest	0	0	0	0	(183,422)	(183,422)
Net loss attributable to Revolutions Medical Corporation	$ (1,645,772)	$ (2,102,009)	$ (7,164,311)	$ (4,541,518)	$ (37,938,721)	$ (39,584,493)
Weighted average common shares outstanding ��� basic and diluted (in Shares)	75,454,170	56,554,145	61,779,765	49,149,099
Net loss per common share ��� basic and diluted (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.12)	$ (0.09)

Statements of Stockholders��� Equity (USD $)	Common Stock Issued Pursuant to Joint Venture [Member] Common Stock [Member]	Common Stock Issued Pursuant to Joint Venture [Member] Additional Paid-in Capital [Member]	Common Stock Issued Pursuant to Joint Venture [Member]	Warrants Granted Pursuant to Joint Venture [Member] Additional Paid-in Capital [Member]	Warrants Granted Pursuant to Joint Venture [Member]	Exercises by Third-parties for Services [Member] Common Stock [Member]	Exercises by Third-parties for Services [Member] Additional Paid-in Capital [Member]	Exercises by Third-parties for Services [Member]	Exercises by Third Parties for Cash [Member] Common Stock [Member]	Exercises by Third Parties for Cash [Member] Additional Paid-in Capital [Member]	Exercises by Third Parties for Cash [Member] Receivables from Stockholder [Member]	Exercises by Third Parties for Cash [Member]	Common Stock Issued for Services [Member] Common Stock [Member]	Common Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Common Stock Issued for Services [Member]	Preferred Stock [Member] Preferred Stock Issued for Services [Member]	Preferred Stock [Member]	Common Stock [Member] Common Stock Issued for Services [Member]	Common Stock [Member] Third-Party Investors [Member]	Common Stock [Member] Services Rendered by Third Parties [Member]	Common Stock [Member] Exercises by Third Parties for Cash [Member]	Common Stock [Member] Exercises by Third-parties for Services [Member]	Common Stock [Member] Stock Issued for Services [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Cerro Mining [Member]	Common Stock [Member] Maxxon-OK, Founders [Member]	Common Stock [Member] Maxxon-OK, Third-Party [Member]	Common Stock [Member] Ives, Health Company [Member]	Common Stock [Member] Ives, Health Club [Member]	Common Stock [Member] Ives, Debt [Member]	Common Stock [Member] Clear Image Acquisition Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Common Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Preferred Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Third-Party Investors [Member]	Additional Paid-in Capital [Member] Services Rendered by Third Parties [Member]	Additional Paid-in Capital [Member] Exercises by Third Parties for Cash [Member]	Additional Paid-in Capital [Member] Exercises by Third-parties for Services [Member]	Additional Paid-in Capital [Member] Services Contributed by Officer and Employees [Member]	Additional Paid-in Capital [Member] Options Granted to Non-employees [Member]	Additional Paid-in Capital [Member] Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Cerro Mining [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Founders [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Third-Party [Member]	Additional Paid-in Capital [Member] Ives, Health Company [Member]	Additional Paid-in Capital [Member] Ives, Health Club [Member]	Additional Paid-in Capital [Member] Ives, Debt [Member]	Additional Paid-in Capital [Member] Clear Image Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Receivables from Stockholder [Member]	Treasury Stock [Member]	Common Stock Issued for Services [Member]	Preferred Stock Issued for Services [Member]	Third-Party Investors [Member]	Services Rendered by Third Parties [Member]	Exercises by Third Parties for Cash [Member]	Exercises by Third-parties for Services [Member]	Services Contributed by Officer and Employees [Member]	Options Granted to Non-employees [Member]	Stock Issued for Services [Member]	Warrant [Member]	Cerro Mining [Member]	Maxxon-OK, Founders [Member]	Maxxon-OK, Third-Party [Member]	Ives, Health Company [Member]	Ives, Health Club [Member]	Ives, Debt [Member]	Clear Image Acquisition Corp [Member]	Total
Balance, amount at Aug. 15, 1996
Business Acquisition, amount																									$ 27	$ 350	$ 29	$ 16	$ 2														$ 273	$ 6,650	$ 574,448	$ 311,246	$ 34,998																	$ 300	$ 7,000	$ 574,477	$ 311,262	$ 35,000
Business Acquisition, Shares (in Shares)																									26,550	350,000	28,900	15,562	1,750
Convertible Debt																														1		3																26,999		128,997																			27,000		129,000
Convertible Debt, Shares (in Shares)																														926		3,225
Subscriptions																																2																		69,798		(69,800)
Subscriptions, Shares (in Shares)																																2,638
Issued for Services																				4																173,423																					173,427
Issued for Services, Shares (in Shares)																				4,525
Debentures																																5																		74,995																					75,000
Debentures, Shares (in Shares)																																5,134
Net Income																																																			(795,376)																				(795,376)
Issued for Cash																			11																353,709																					353,720
Issued for Cash, shares (in Shares)																			10,928
Balance, amount at Dec. 31, 1997																																450																		1,755,536	(795,376)	(69,800)																			890,810
Balance, shares (in Shares) at Dec. 31, 1997																																450,138
Convertible Debt																																2																		54,998																					55,000
Convertible Debt, Shares (in Shares)																																2,241
Subscriptions																																																				69,800																			69,800
Issued for Services																				49																574,499			114,154																		574,548			114,154
Issued for Services, Shares (in Shares)																				49,400
Compensation Cost																																								918,187																					918,187
Debentures																																27																		274,973																					275,000
Debentures, Shares (in Shares)																																27,429
Net Income																																																			(2,584,383)																				(2,584,383)
Issued for Cash																			3													18			90,997															332						91,000															350
Issued for Cash, shares (in Shares)																			2,500													17,500
Certificates canceled																																(4)																		(40,261)																					(40,265)
Certificates canceled (in Shares)																																(4,579)
Exercises of Options																					27	1															359,873	18,099																				359,900	18,100
Exercises of Options, Shares (in Shares)																					27,293	1,207
Balance, amount at Dec. 31, 1998																																573																		4,121,387	(3,379,759)																				742,201
Balance, shares (in Shares) at Dec. 31, 1998																																573,129
Issued for Services																				8																166,735			280,000																		166,743			280,000
Issued for Services, Shares (in Shares)																				8,203
Compensation Cost																																								89,728																					89,728
Net Income																																																			(1,014,555)																				(1,014,555)
Issued for Cash																			20																342,404																					342,424
Issued for Cash, shares (in Shares)																			19,535
Issuance Cost																																																		(16,743)																					(16,743)
Exercises of Options																					15																149,985																					150,000
Exercises of Options, Shares (in Shares)																					15,000
Balance, amount at Dec. 31, 1999																																616																		5,133,496	(4,394,314)																				739,798
Balance, shares (in Shares) at Dec. 31, 1999																																615,867
Issued for Services																																																		405,000																					405,000
Net Income																																																			(1,347,859)																				(1,347,859)
Issued for Cash																			43																250,345																					250,388
Issued for Cash, shares (in Shares)																			43,139
Balance, amount at Dec. 31, 2000																																659																		5,788,841	(5,742,173)																				47,327
Balance, shares (in Shares) at Dec. 31, 2000																																659,006
Convertible Debt																																3																		7,497																					7,500
Convertible Debt, Shares (in Shares)																																2,500
Issued for Services																				23			10													422,427					1,487,690																422,450					1,487,700
Issued for Services, Shares (in Shares)																				22,500			10,000
Amortization of Compensation Cost																																																		(1,048,754)																					(1,048,754)
Net Income																																																			(2,199,085)																				(2,199,085)
Issued for Cash																			328													183			1,604,372															547,317		(547,500)				1,604,700
Issued for Cash, shares (in Shares)																			327,917													182,500
Issuance Cost																																																		(85,575)																					(85,575)
Balance, amount at Dec. 31, 2001																																1,206																		8,723,815	(7,941,258)	(547,500)																			236,263
Balance, shares (in Shares) at Dec. 31, 2001																																1,204,423
Compensation Cost																							60																		324,440																					324,500
Compensation Cost, Shares (in Shares)																							60,000
Net Income																																																			(1,933,676)																				(1,933,676)
Issued for Cash																			181																362,319																					362,500
Issued for Cash, shares (in Shares)																			181,250
Issuance Cost																																																		759,795																					759,795
Exercises of Options																																100																		(100)
Exercises of Options, Shares (in Shares)																																100,341
Issued for repayment of debt																																																				102,803																			102,803
Balance, amount at Dec. 31, 2002																																1,547																		10,170,269	(9,874,934)	(444,697)																			(147,815)
Balance, shares (in Shares) at Dec. 31, 2002																																1,546,014
Convertible Debt																																																				69,201																			69,201
Amortization of Compensation Cost																																																		288,959																					288,959
Compensation Cost																																350																		139,650																					140,000
Compensation Cost, Shares (in Shares)																																350,000
Net Income																																																			(1,391,518)																				(1,391,518)
Issuance Cost																																200																		79,800																					80,000
Issuance Cost, Shares (in Shares)																																200,000
Exercises of Options																																57																		140,643																					140,700
Exercises of Options, Shares (in Shares)																																57,000
Balance, amount at Dec. 31, 2003																																2,154																		10,819,321	(11,266,452)	(375,496)																			(820,473)
Balance, shares (in Shares) at Dec. 31, 2003																																2,153,014
Convertible Debt																																																				18,750																			18,750
Issued for Services																							1,643																		912,357																					914,000
Issued for Services, Shares (in Shares)																							1,642,500
Net Income																																																			(1,552,008)																				(1,552,008)
Issued for Cash																			5																4,995																					5,000
Issued for Cash, shares (in Shares)																			5,000
Exercises of Options																																293																		253,807																					254,100
Exercises of Options, Shares (in Shares)																																293,300
Exercise of Warrants																																73																		73,027		(1,000)																			72,100
Exercise of Warrants, Shares (in Shares)																																73,100
Balance, amount at Dec. 31, 2004																																4,168																		12,063,507	(12,818,460)	(357,746)																			(1,108,531)
Balance, shares (in Shares) at Dec. 31, 2004																																4,166,914
Business Acquisition, amount	292	137,541	137,833	499,733	499,733
Business Acquisition, Shares (in Shares)	291,667
Subscriptions																																260																		33,740		(34,000)
Subscriptions, Shares (in Shares)																																260,000
Issued for Services																							1,063																		475,437																					476,500
Issued for Services, Shares (in Shares)																							1,062,500
Compensation Cost																																																		130,900																					130,900
Reclassification of receivables against amounts owed																																																				357,746																			357,746
Net Income																																																			(1,310,783)																				(1,310,783)
Issued for Cash																			652																290,048																					290,700
Issued for Cash, shares (in Shares)																			651,959
Exercises of Options																																90																		44,910																					45,000
Exercises of Options, Shares (in Shares)																																90,000
Balance, amount at Dec. 31, 2005																																6,525																		13,675,816	(14,129,243)	(34,000)																			(480,902)
Balance, shares (in Shares) at Dec. 31, 2005																																6,523,040
Subscriptions																																																				34,000																			34,000
Issued for Services																1,000		275															107,225	19,000																				107,500	20,000
Issued for Services, Shares (in Shares)																1,000,000		275,000
Capital contributed by shareholder																																																		3,000																					3,000
Compensation Cost																																																		50,000																					50,000
Debentures																																																		(625,066)																					(625,066)
Treasury Stock																																(25)																		(12,475)																					(12,500)
Treasury Stock, shares (in Shares)																																(25,000)
Net Income																																																			(598,302)																				(598,302)
Exercises of Options						50	950	1,000	150	74,850		75,000
Exercises of Options, Shares (in Shares)						50,000			150,000
Exercise of Warrants																																300																		5,700																					6,000
Exercise of Warrants, Shares (in Shares)																																300,000
Balance, amount at Dec. 31, 2006																	1,000															7,275																		13,299,000	(14,727,545)																				(1,420,270)
Balance, shares (in Shares) at Dec. 31, 2006																	1,000,000															7,273,040
Business Acquisition, amount																															8,274																		3,301,241																					3,309,515
Business Acquisition, Shares (in Shares)																															8,273,788
Issued for Services																							1,225																		388,775																					390,000
Issued for Services, Shares (in Shares)																							1,225,000
Issuance of restricted stock																																40																		9,960																					10,000
Issuance of restricted stock (in Shares)																																40,000
Compensation Cost																																																		223,246																					223,246
Net Income																																																			(4,475,017)																				(4,475,017)
Issued for Cash																																845																		299,155																					300,000
Issued for Cash, shares (in Shares)																																845,000
Exercises of Options									125	9,875		10,000
Exercises of Options, Shares (in Shares)									125,000
Exercise of Warrants																								346																		6,568																					6,914
Exercise of Warrants, Shares (in Shares)																								345,662
Balance, amount at Dec. 31, 2007																	1,000															18,130																		17,537,820	(19,202,562)																				(1,645,612)
Balance, shares (in Shares) at Dec. 31, 2007																	1,000,000															18,127,490
Business Acquisition, amount																															43																		12,164																					12,207
Business Acquisition, Shares (in Shares)																															43,600
Convertible Debt																																271																		132,759																					133,030
Convertible Debt, Shares (in Shares)																																271,491
Issued for Services						1,419	258,501	259,920
Issued for Services, Shares (in Shares)						1,419,704
Compensation Cost																																																		342,801																					342,801
Acquired deficit of former Minority interest now Owned 100%																																																		(209,776)																					(209,776)
Net Income																																																			(1,335,154)																				(1,335,154)
Issued for Cash																																4,722																		300,101																					304,823
Issued for Cash, shares (in Shares)																																4,720,978
Exercises of Options									2,300	395,317		397,617
Exercises of Options, Shares (in Shares)									2,300,000
Balance, amount at Dec. 31, 2008																	1,000															26,885																		18,769,687	(20,537,716)																				(1,740,144)
Balance, shares (in Shares) at Dec. 31, 2008																	1,000,000															26,883,193
Convertible Debt																																667																		306,074																					306,741
Convertible Debt, Shares (in Shares)																																667,000
Issued for Services																500																		249,500																					250,000
Issued for Services, Shares (in Shares)																500,000
Compensation Cost																																																		1,452,231																					1,452,231
Acquired deficit of former Minority interest now Owned 100%																																																		(17,998)																					(17,998)
Net Income																																																			(2,463,751)																				(2,463,751)
Issued for Cash																																5,946																		1,396,188																					1,402,134
Issued for Cash, shares (in Shares)																																5,946,446
Exercises of Options									171	13,529		13,700	1,530	346,770	348,300
Exercises of Options, Shares (in Shares)									171,250				1,530,000
Balance, amount at Dec. 31, 2009																	1,500															35,199																		22,515,981	(23,001,467)																				(448,787)
Balance, shares (in Shares) at Dec. 31, 2009																	1,500,000															35,197,959
Convertible Debt																																400																		530,356																					530,756
Convertible Debt, Shares (in Shares)																																399,441
Issued for Services																		2,194															558,578																					560,772
Issued for Services, Shares (in Shares)																		2,194,891
Treasury Stock																																																					(969)																		(969)
Net Income																																																			(3,231,425)																				(3,231,425)
Issued for Cash																																4,810																		1,525,181																					1,529,991
Issued for Cash, shares (in Shares)																																4,810,287
Exercises of Options									150	37,350		37,500
Exercises of Options, Shares (in Shares)									150,000
Exercise of Warrants																																117																		58,583																					58,700
Exercise of Warrants, Shares (in Shares)																																117,400
Balance, amount at Dec. 31, 2010																	1,500															42,870																		25,226,029	(26,232,892)		(969)																		(963,462)
Balance, shares (in Shares) at Dec. 31, 2010																	1,500,000															42,869,978
Business Acquisition, amount																																656																		201,915																					202,571
Business Acquisition, Shares (in Shares)																																656,015
Convertible Debt																																3,191																		959,105																					962,296
Convertible Debt, Shares (in Shares)																																3,191,367																																							3,021,738
From convertible debt beneficial conversion feature																																																		94,624																					94,624
Issued for Services																		1,514															479,586																					481,100																	481,100
Issued for Services, Shares (in Shares)																		1,513,874																																																					1,513,874
Compensation Cost																																																																							1,065,458
Treasury Stock																																(169)																					969																		800
Treasury Stock, shares (in Shares)																																(169,628)
Issuance of unexercised options																																																		863,426																					863,426
Net Income																																																			(4,541,518)																				(4,541,518)
Exercises of Options									6,668	1,672,752	(25,000)	1,654,420																																																											1,654,420
Exercises of Options, Shares (in Shares)									6,668,000																																																														6,668,000
Preferred stock forfeited																	(500)																																	500																					500
Preferred stock forfeited (in Shares)																	500,000
Balance, amount at Dec. 31, 2011																	1,000															54,730																		29,497,937	(30,774,410)	(25,000)																			(1,245,743)
Balance, shares (in Shares) at Dec. 31, 2011																	1,000,000															54,729,606
Issuance of common stock from the exercise of options and warrants for cash																																1,235																		303,040		(46,000)																			258,275
Issuance of common stock from the exercise of options and warrants for cash (in Shares)																																1,235,000
Convertible Debt																																13,669																		2,305,103																					2,318,772
Convertible Debt, Shares (in Shares)																																13,669,072																																							13,669,072
Common stock issued for indemnification settlement																																400																		140,160																					140,560
Common stock issued for indemnification settlement (in Shares)																																400,000
From convertible debt beneficial conversion feature																																																		237,774																					237,774
Issued for Services																		2,751															513,360																					516,111
Issued for Services, Shares (in Shares)																		2,751,229																																																					2,751,229
Options issued for services																																																		974,961																					974,961
Warrants issued with convertible notes payable																																																		347,097																					347,097
Compensation Cost																																																																							1,491,072
Net Income																																																			(7,164,311)																				(7,164,311)
Exercises of Options, Shares (in Shares)																																																																							575,000
Balance, amount at Dec. 31, 2012																	$ 1,000															$ 72,785																		$ 34,319,432	$ (37,938,721)	$ (71,000)																			$ (3,616,504)
Balance, shares (in Shares) at Dec. 31, 2012																	1,000,000															72,784,907

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,645,772)	$ (2,102,009)	$ (7,164,311)	$ (4,541,518)	$ (37,938,721)	$ (39,584,493)
Depreciation and amortization	24,176	6,099	102,971	17,023	205,111	229,287
Stock-based compensation expense	351,408	978,172	1,491,072	1,065,458	12,616,731	12,968,139
Stock option and warrants modification expense	148,127				50,000	198,127
Impairment of assets	0	0	878,276	0	4,570,007	4,570,007
Gain on disposal of assets	0	0	0	0	(794)	(794)
Amortization of debt discounts	103,067	494,324	1,428,978	489,080	1,861,218	1,964,285
Interest expense incurred on issuance of convertible debt			182,733	165,442	396,474	174,745
(Gain) loss on change in fair value of derivative liabilities	(72,896)	(82,009)	(131,397)	(40,030)	(175,753)	(26,920)
Change in operating assets and liabilities:
Inventories	5,624	(1,950)	(321,791)		(321,791)	(316,167)
Prepaid expenses and other current assets	1,728	(8,025)	275,009	162,181	(4,859)	(3,131)
Accounts payable and accrued liabilities	822,541	207,792	1,533,758	(11,439)	3,074,372	3,896,913
Accounts payable and accrued liabilities ��� related parties	73,768		(13,987)	63,659	73,957	147,725
Payable for indemnification	7,929		64,347	67,071	1,805,396	1,813,325
Net cash used in operating activities	(180,300)	(507,606)	(1,674,342)	(2,563,073)	(13,788,652)	(13,968,952)
Cash flows from investing activities:
Purchase of property and equipment		(116,098)		(31,777)	(992,907)	(992,907)
Proceeds from sale of fixed assets					794	794
Purchase of license and patents	(5,982)	(24,301)	(39,224)	(97,314)	(161,538)	(167,520)
Investment in Ives Health Company and The Health Club					(261,997)	(261,997)
Net cash used in investing activities	(5,982)	(140,399)	(39,224)	(129,091)	(1,415,648)	(1,421,630)
Cash flows from financing activities:
Capital contribution					802,154	802,154
Proceeds from issuance of common stock through cash- exercise of stock options and warrants	85,000	26,775	258,275	1,654,420	3,412,412	3,497,412
Proceeds from issuance of notes for cash	102,500	653,450	1,450,501	770,500	2,976,001	3,078,501
Proceeds from loans from shareholders					15,707	15,707
Repayment of loans from shareholders					(8,005)	(8,005)
Repayment of notes					(157,325)	(157,325)
Proceeds for issuance of common stock for cash				202,571	8,163,410	8,163,410
Net cash provided by financing activities	187,500	680,225	1,708,776	2,627,491	15,204,354	15,391,854
Net change in cash	1,218	32,220	(4,790)	(64,673)	54	1,272
Cash at beginning of period	54	4,844	4,844	69,517
Cash at end of period	1,272	37,064	54	4,844	54	1,272
Supplemental disclosure of cash flow information:
Interest paid	0	0				0
Taxes paid	0	0				0
Non-cash financing and investing activities:
Common stock issued for conversion of debt	102,840	322,345	2,318,772	962,296	4,687,415	4,687,415
Shares issued for indemnification agreement		140,560	140,560	184,000	457,590	457,590
Debt discount on convertible notes	71,271	153,165	584,871	769,624	2,405,422	2,405,422
Beneficial Conversion Feature	23,658	117,124	237,774	94,624		58,762
Common stock issued for investment					358,762	289,009
Preferred stock forfeited				500	500	500
Payable recorded for purchase of equipment				352,544	289,009
Ives Merger [Member]
Non-cash financing and investing activities:
Common stock issued in connection with Merger					300	300
Clear Image Shareholders under Short Form Merger [Member]
Non-cash financing and investing activities:
Common stock issued for acquisition of Clear Image					$ 3,093,948	$ 3,093,948

Note 1 ��� Description Of Business and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Accounts Receivable

The Company records trade receivables when revenue is recognized.  No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in other accrued liabilities on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

Inventories

Inventories include only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. As of March 31, 2013 and December 31, 2012, no allowance for inventory was recorded.

Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Intangibles

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals and amortized on a straight-line basis over periods varying from 17 to 20 years.

Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Research and Development

Research and development costs are expensed as incurred.  The Company incurred $0, $71,388 and $2,935,949 of research and development expenses for the three months ended March 31, 2013 and 2012, and for the period from August 16, 1996 (inception) through March 31, 2013.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  Changes in fair value are recorded in the statement of operations.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at March 31, 2013, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,272	$—	$—	$1,272

Derivative liability	$—	$—	$268,249	$268,249

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when price is fixed or determinable; and when collection is reasonably assured.  Sales through the Company’s distribution relationship with McKesson Corporation (“McKesson”) are recognized according to the terms of the distribution contract. Under these terms, McKesson has the right to return any unsold product shipped by the Company from its initial stocking order for a full refund. The Company will recognize these shipments as revenue when McKesson sells the product to an end user or customer and is no longer able to return unused product for a refund.  Any subsequent orders from McKesson that go directly to end user or customer are recognized as revenue in accordance with Company revenue recognition policies.

Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Income Taxes

The Company uses the liability method of accounting for income taxes.  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the three months ended March 31, 2013, potentially issuable shares, including options and warrants to purchase 18,689,008 shares of the Company’s common stock and notes payable convertible to 8,577,214 shares of the Company’s common stock, have been excluded from the calculation. For the three months ended March 31, 2012, potentially issuable shares, including options and warrants to purchase 22,895,350 shares of the Company’s common stock and notes payable convertible to 7,826,910  shares of the Company’s common stock have been excluded from the calculation.

Subsequent Events

The Company has evaluated all transactions occurring through the date of issuance of the financial statements for subsequent event disclosure consideration.

New Accounting Standards

The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

NOTE 1 –DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future the Company believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Accounts Receivable

The Company records trade receivables when revenue is recognized.  No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in other accrued liabilities on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

Inventories

Inventories include only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. For the years ended December 31, 2012 and 2011, no allowance for inventory was recorded.

Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Intangibles

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals and amortized on a straight-line basis over periods varying from 17 to 20 years.

Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Research and Development

Research and development costs are expensed as incurred.  The Company incurred $35,544, $57,000 and $2,935,949 of research and development expenses for the years ended December 31, 2012 and 2011, and for the period from August 16, 1996 (inception) through December 31, 2012.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  Changes in fair value are recorded in the statement of operations.

 Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$442,311	$442,311

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when price is fixed or determinable; and when collection is reasonably assured.

Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Income Taxes

The Company uses the liability method of accounting for income taxes.  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the year ended December 31, 2011, potentially issuable shares, including options and warrants to purchase 18,845,350 shares of the Company’s common stock and notes payable convertible to 4,637,152 shares of the Company’s common stock, have been excluded from the calculation. For the year ended December 31, 2012, potentially issuable shares, including options and warrants to purchase 14,980,000 shares of the Company’s common stock and notes payable convertible to 6,603,582  shares of the Company’s common stock have been excluded from the calculation.

Subsequent Events

The Company has evaluated all transactions occurring between the end of its fiscal year, December 31, 2012, through the date of issuance of the financial statements for subsequent event disclosure consideration.

New Accounting Standards

The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

Note 2 - Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern Note
Going Concern Note

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has not established significant sources of revenues to fund the development of its business and pay operating expenses, resulting in a cumulative net loss of $39,584,493 for the period from inception (August 16, 1996) to March 31, 2013. The ability of the Company to continue as a going concern during the next year depends on successful sales of its RevVac™ safety syringe and completion of the Company’s capital raising efforts to fund the development of its 1ml, including insulin, 5ml and 10ml auto- retractable vacuum safety syringes. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is in the development stage and has not established sources of revenues to fund the development of its business and pay operating expenses, resulting in a cumulative net loss of $37,938,721 for the period from inception (August 16, 1996) to December 31, 2012. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 3 - Property And Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment:

	March 31, 2013	December 31, 2012
Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	446,382
Less: accumulated depreciation	(111,343)	(89,726)
Property and equipment, net	$335,039	$356,656

For the three months ended March 31, 2013 and 2012, the Company recognized depreciation and amortization expense related to property and equipment of $21,617 and $1,957, respectively.

During 2012, the Company impaired $710,000 of the $760,000 production mold payments made to Medical Investment Group, Inc. (“MIG”) in 2011 and wrote off an $80,000 prepayment to MIG. The impairment charge was based upon the arbitration hearing against MIG in November, 2012. The hearing and the final ruling made clear that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault, a representative of MIG, for other non-production related purposes. The American Arbitration Association panel ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. From the time that these payments were made by the Company, the Company believed that each mold payment was being used by MIG for the manufacturing of the final production molds for the 3ml RevVac™ auto-retractable vacuum safety syringe. During the arbitration proceeding, Mr. Theriault disclosed that no such payments, besides $50,000 in trial mold payments, were ever used for the production of the final molds for the RevVac™ auto-retractable vacuum safety syringe. The arbitration panel ruled that a total of $770,000 awarded to the Company.  The Company has not received such payment to date. Gain related to this award will be recorded when collected of which there is no assurance.

NOTE 3 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Equipment	$353,235	$1,113,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	1,206,382
Less: accumulated depreciation	(89,726)	(20,718)
Property and equipment, net	$356,656	$1,185,664

For the years ended December 31, 2012 and 2011, the Company recognized depreciation and amortization expense related to property and equipment of $69,008 and $11,135, respectively.

During 2012, the Company impaired $710,000 of the $760,000 production mold payments made to Medical Investment Group, Inc. (“MIG”) in 2011 and wrote off an $80,000 prepayment to MIG. The impairment charge was based upon the arbitration hearing against MIG in November, 2012. The hearing and the final ruling made clear that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault, a representative of MIG, for other non-production related purposes. The American Arbitration Association panel ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. From the time that these payments were made by the Company, the Company believed that each mold payment was being used by MIG for the manufacturing of the final production molds for the 3ml RevVac™ auto-retractable vacuum safety syringe. During the arbitration proceeding, Mr. Theriault disclosed that no such payments, besides $50,000 in trial mold payments, were ever used for the production of the final molds for the RevVac™ auto-retractable vacuum safety syringe. The arbitration panel ruled that a total of $770,000 awarded to the Company.  The Company has not received such payment to date. The gain related to this award will be recorded when collected.

 During 2012, the Company also impaired $50,000 for a trial mold that is no longer considered useful to the Company.

Note 4 - Intangibles And Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 4 – INTANGIBLES

Intangibles

The following is a summary of the Company’s intangibles:

	March 31, 2013	December 31, 2012
Patent	$152,520	$146,538
Less: accumulated amortization	(42,410)	(39,851)
Intangibles , net	$110,110	$106,687

The Company owns one published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and in Europe. Patents in Mexico and in China were issued in June 2011 and January 2012, respectively. The Japan patent was issued in the third quarter of 2012.

The Company filed a U.S. provisional patent on May 2, 2011, on its new vacuum design for the pre-filled market.  On May 2, 2012, the Company also filed an international Patent Cooperation Treaty (PCT) for this new design.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a database, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns 4 separate patent applications, filed in June of 2007, each of which received USPTO office actions, which is the need for more information, during 2010, 2011 and 2012.  The Company has been working through this patent application process and believes that new additional provisional patents and software copyrights will be filed protecting improvements to its software and this proprietary technology

For the three months ended March 31, 2013 and 2012, the Company recognized amortization expense of $2,559 and $4,142, respectively.

NOTE 4 – INTANGIBLES AND GOODWILL

Intangibles

The following is a summary of the Company’s intangibles at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Patent	$146,538	$107,314
Licensing agreement	-	15,000
Subtotal	146,538	122,314
Less: accumulated amortization	(39,851)	(5,888)
Intangibles , net	$106,687	$116,426

The Company owns one published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and in Europe. Patents in Mexico and in China were issued in June 2011 and January 2012, respectively. The Japan patent was issued in the third quarter of 2012.

The Company filed a U.S. provisional patent on May 2, 2011, on its new vacuum design for the pre-filled market.  On May 2, 2012, the Company also filed an international Patent Cooperation Treaty (PCT) for this new design.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a database, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns 4 separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010, 2011 and 2012.

The licensing agreement provided licensing rights to a Traxis biopsy software product. The Company decided not to pursue this technology and impaired the cost of $15,000 during 2012.

For the years ended December 31, 2012 and 2011, the Company recognized amortization expense of $33,963 and $5,888, respectively.

Goodwill

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.   The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 per share at the time of the acquisition.  To arrive at a value for the Color MRI Technology, the Company and Clear Image determined the amount of funding provided for the research and development of this technology by evaluating the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded net assets acquired by $23,276 which was recorded as goodwill.  During 2012, all goodwill was impaired.

Note 5 - Accounts Payable And Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Note 5 - Accounts Payable And Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following is a summary of the Company’s accounts payable and accrued liabilities:

	March 31, 2013	December 31, 2012
Accounts payable	$660,363	$432,436
Accrued payroll liabilities and related penalties	505,146	411,670
Accrued salary	103,936	143,167
Accrued interest	143,070	134,559
Other accruals	8,079	539
Total accounts payable and accrued liabilities	$1,420,594	$1,122,371

As of March 31, 2013 and December 31, 2012, the Company had accrued $505,146 and $411,670, respectively, pursuant to employment state and federal payroll tax liabilities and related penalties.  Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful.  A tax lien in the amount of $1,227 was filed against the Company on June 18, 2012 by the South Carolina Department of Revenue due to these delinquent payments.  Action by federal taxing authorities has not been initiated or threatened at this point.  There is no assurance, however, that such action will not be initiated in the future.

 NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following is a summary of the Company’s accounts payable and accrued liabilities at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Accounts payable	$432,436	$99,342
Accrued payroll liabilities and related penalties	411,670	125,239
Accrued salary	143,167	120,000
Accrued interest	134,559	64,670
Other accruals	539	59,217
Total accounts payable and accrued liabilities	$1,122,371	$468,468

As of December 31, 2012 and 2011, the Company had accrued $411,670 and $125,239, respectively, pursuant to employment state and federal payroll tax liabilities and related penalties.  Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful.  A tax lien in the amount of $1,227 was filed against the Company on June 18, 2012 by the South Carolina Department of Revenue due to these delinquent payments.  Action by federal taxing authorities has not been initiated or threatened at this point.  There is no assurance, however, that such action will not be initiated in the future.

During the year ended December 31, 2012, the Company wrote off $199,336 of accrued salary to and advances from Rhonda Vincent, former CFO, and $79,890 of payables to various vendors as such claims have passed the statute of limitations in Oklahoma, where the Company formerly conducted operations.  Other income of $279,226 was recorded in the statement of operations.

Yeso Med [Member]
Note 5 - Accounts Payable And Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 6 – PAYABLE TO YESO-MED

On December 1, 2011, the Company entered into a 5-year agreement with Wuxi Yushou Medical Appliance Co., Ltd (“Yeso-med”). Pursuant to the agreement, commencing from the date that Yeso-med demonstrates to the Company’s satisfaction that it has the capacity to commence regular production of the syringes in the 3ml size in the minimum amount of at least 2,500,000 units per month, the Company will place orders of at least 2,500,000 units per month for the term of this agreement. If the Company does not place with Yeso-med the minimum order for a single month, Yeso-med shall have the right to receive payments from the Company equal to 50% of the supply price of each unit below the minimum order amount required for that month.  The Company has the right to have the amount paid under this requirement to serve as payment against future orders provided the quantity ordered exceeds the minimum quantity for that month. In July 2012, Yeso-med met the capacity requirement. However, the Company has not yet placed any order after July 2012.  As of March 31, 2013 and December 31, 2012, a payable was recorded to Yeso-med related to this minimum purchase requirement of $1,267,684 and $783,593, respectively. During the three months ended March 31, 2013, $484,091 was recorded as a loss on firm purchase commitments.

The payable to Yeso-med also included amounts due for product purchased of $208,501 and $208,258 as of March 31, 2013 and December 31, 2012, respectively, and amounts due for equipment purchased of $289,519 and $289,009 as of March 31, 2013 and December 31, 2012, respectively.

NOTE 6 – PAYABLE TO YESO-MED

On December 1, 2011, the Company entered into a 5-year agreement with Wuxi Yushou Medical Appliance Co., Ltd (“Yeso-med”). Pursuant to the agreement, commencing from the date that Yeso-med demonstrates to the Company’s satisfaction that it has the capacity to commence regular production of the syringes in the 3ml size in the minimum amount of at least 2,500,000 units per month, the Company will place orders of at least 2,500,000 units per month for the term of this agreement. If the Company does not place with Yeso-med the minimum order for a single month, Yeso-med shall have the right to receive payments from the Company equal to 50% of the supply price of each unit below the minimum order amount required for that month.  The Company has the right to have the amount paid under this requirement to serve as payment against future orders provided the quantity ordered exceeds the minimum quantity for that month. In July 2012, Yeso-med met the capacity requirement. However, the Company has not yet placed any order after July 2012.  As of December 31, 2012, a payable was recorded to Yeso-med related to this minimum purchase requirement of $783,593. During the year ended December 31, 2012, $783,593 was recorded as a loss on firm purchase commitments.

The payable to Yeso-med also included amounts due for product purchased of $208,258 as of December 31, 2012 and amounts due for equipment purchased of $289,009 and $352,544 as of December 31, 2012 and 2011, respectively.

Note 7 - Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 – CONVERTIBLE NOTES PAYABLE

At March 31, 2013 and December 31, 2012, notes payable consisted of the following:

	March 31, 2013	December 31, 2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on December 6, 2013	42,500	-
Convertible Promissory Note Payable to Carebourn Capital, L.P., unsecured, interest rate of 8.0% per annum, with payment due on December 19, 2013	60,000	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	34,325	62,165
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	75,000	100,000
Total	445,988	446,328
Less: debt discount	(218,097)	(229,573)
	$227,891	$216,755

Asher Enterprises

On February 28, 2013, the Company issued a convertible promissory note to Asher Enterprises for proceeds of $42,500 in cash (“2013 Asher Note”). The note was convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest 3 trading prices for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date market price and (2) a fixed conversion price of $0.00009 per share. The Company analyzed the conversion feature of the 2013 Asher Note for derivative accounting consideration and determined that the conversion feature for the 2013 Asher Notes does not qualify for accounting treatment as a financial derivative. The 2013 Asher Note has a beneficial conversion feature discount of $42,500, within which $4,143 has been amortized. During the three months ended March 31, 2012, the Company also recorded interest expense of $44,385 related to the amortization of debt discount on notes issued in 2012 to Asher Enterprises. At March 31, 2013, there was $60,902 of unamortized discount related to the unconverted Asher Notes.

During the three months ended March 31, 2013, Asher Enterprises converted principal of $50,000 with accrued interest into 1,166,657 shares of the Company’s common stock.

TCA Global Credit Master Fund, LP

On January 3, 2012, the Company entered into a securities purchase agreement with TCA Global Credit Master Fund, LP (“TCA”), pursuant to which, TCA would purchase up to $2,000,000 of the Company’s common stock. The Company agreed to pay a $100,000 facility fee by issuing to TCA a number of the Company’s common shares (“facility shares”). To determine the number of shares issuable to TCA for the facility fee, the Company’s common stock was valued at a volume weighted average price at January 2, 2012. The facility shares should be adjusted 9 months after January 2, 2012 by the volume weighted average prices of the Company’s common stock 5 trading days prior to the revaluation date. On August 13, 2012, the Company and TCA agreed to terminate the committed equity financing agreement based on the Company’s failure to achieve bulletin board listing as required under the agreement. The Company has issued 559,268 common shares in 2012 to TCA which only satisfied $51,924 of the facility fee upon revaluation. As of March 31, 2012, accounts payable included $48,076 for the remaining payable to TCA related to the facility fee.

In connection with the securities purchase agreement with TCA, the Company issued a convertible promissory note to TCA for a principal amount of $225,000 (“TCA Note”).  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s respective issuance.  The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets during the 5 business days immediately preceding the date of conversion.    The Company analyzed the TCA Note for derivative accounting consideration and determined that the TCA Note qualifies for accounting treatment as a financial derivative. The conversion feature of the TCA note was valued at $174,448 on the issuance date and recorded as debt discount which was fully amortized in 2012.

TCA converted principal of $27,840 into 300,000 shares of the Company’s common stock on January 3, 2013.

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 convertible promissory note to JMJ Financial, Inc. (“JMJ”). The note bears interest in the form of a one-time interest charge of 8%, payable with the note’s principal amount on the maturity date, February 22, 2014. The note is convertible to the Company’s common stock at a price equal to 70% of the average of the 3 lowest closing prices of the Company’s common stock in the 20 trading days prior to the conversion date. In connection with the note, the Company entered into a registration rights agreement with JMJ to provide JMJ registration rights for common shares underlying this note. The note will only be funded when the conversion price calculated on each payment date is equal to or greater than $0.015 per share and there are sufficient shares remaining in the registration statement. During 2012, JMJ converted $15,498 under this agreement into 180,000 shares of the Company’s common stock. The principal amount owed to JMJ at March 31, 2013 and December 31, 2012, is $191,663 and $191,663, respectively, from the $1,050,000 convertible promissory note. The Company analyzed the JMJ note for derivative accounting consideration and determined that the note qualifies for accounting treatment as a financial derivative and recorded an initial discount of $450,000 on the issuance date. During the three months ended March 31, 2013 and 2012, the Company recorded $19,726 and $19,726 of interest expense related to the amortization of the debt discount. At March 31, 2013 and December 31, there was $86,965 and $106,691, respectively, of unamortized debt discount related to the JMJ notes.

The Company is currently in litigation with JMJ. See Note 11.

Individual Convertible Notes Payable

During 2012, the Company issued 22 convertible notes payable to individuals for proceeds of $956,501 in cash (“Individual Convertible Notes”). The Individual Convertible Notes mature one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity.

The principal amount of the Individual Convertible Notes and accrued interest are convertible into the Company’s common stock at a conversion price equal to 75% of the average of the daily volume weighted average prices of the Company's Common Stock during the 5 trading days immediately prior to the conversion date, provided that in no event, shall the note holders convert any portion of the Individual Convertible Notes when the sum of 1) the number of shares of common stock beneficially owned by the holder and its affiliates and 2) the number of shares of common stock issuable upon conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the Company’s outstanding common shares. During 2013, $25,000 of the Individual Convertible Notes with accrued interest were converted into 353,727 shares of the Company’s common stock. The Company reclassified the $25,000 to stock payable as such shares have not been issued. As of March 31, 2013 and December 31, 2012, Individual Convertible Notes includes principal of $75,000 payable to Vincent Olmo, the Company’s COO, with a debt discount of $24,041 and $42,534, respectively.

In connection with the issuance of the Individual Convertible Notes, warrants to purchase 3,826,005 shares of the Company’s common stock at $0.25 per share (“ $0.25 Warrant”) and warrants to purchase 1,913,003 shares of the Company’s common stock at $0.50 per share (“$0.50 Warrant”) were issued to investors. The warrants have a term of less than one year and original expire during December 31, 2012 and June 30, 2013.

$347,097 of the proceeds received from the Individual Convertible Notes was allocated to the warrants based on a grant date fair value of $589,416 calculated using a Black Scholes Model with the following assumptions: (1) 3.9% risk-free discount rate, (2) expected volatility of 155.60 ~218.64%, (3) $0 expected dividends, and (4) an expected term of 0.3~1 years based on the term of warrant.

On March 1, 2013, the Company extended the expiration date of the $0.25 Warrant to June 30, 2013 and the $0.50 Warrant to September 30, 2013. Warrants to purchase 2,859,008 shares of the Company’s common stock originally expired on December 31, 2012 were reissued to the note holders. The Company recorded $148,127 modification expense related to the extension.

The Company analyzed the Individual Convertible Notes for derivative accounting consideration and determined that the conversion feature of the Individual Convertible Notes qualify for accounting treatment as a financial derivative. The conversion feature of Individual Convertible Notes was valued at $777,766 on the issuance date. As a result, some of the Individual Convertible Notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the Individual Convertible Notes of $182,733 was expensed immediately as additional interest expense. During the three months ended March 31, 2013 and 2012, the Company recognized $32,671 and $142,075 of interest expense related to the amortization of the debt discount. At March 31, 2013 and December 31, 2012, there was $24,041 and $56,712 of unamortized discount related to the Individual Convertible Notes, respectively.

Carebourn Capital

On March 19, 2013, the Company issued a convertible promissory note to Carebourn Capital for proceeds of $60,000 in cash. (“2013 Carebourn Note”). The note was convertible to the Company’s common stock at a conversion price equal to 55% multiplied by the average of the lowest 3 trading prices for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date market price. The Company analyzed the conversion feature of the 2013 Carebourn Note for derivative accounting consideration and determined that the conversion feature for the 2013 Carebourn Notes does not qualify for accounting treatment as a financial derivative. The 2013 Carebourn Note has a beneficial conversion feature discount of $49,091, within which $2,142 has been amortized. At March 31, 2013, there was $46,949 of unamortized discount related to the 2013 Carebourn Note.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

At December 31, 2012 and 2011, notes payable consisted of the following:

	December 31, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on April 26, 2012	-	40,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on June 1, 2012	-	45,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 7, 2012	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on September 19, 2012	-	53,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	7,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	62,165	-
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	100,000	-
Total	446,328	387,661
Less: debt discount	(229,573)	(307,126)
	$216,755	$80,535

Asher Enterprises

During the year ended December 31, 2012, the Company issued 6 convertible promissory notes to Asher Enterprises for total proceeds of $269,000 in cash (“2012 Asher Notes”). All of the notes were convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest 3 trading prices for the Company’s common stock during the 10 trading day period ending on the latest complete trading day prior to the conversion date market price and (2) a fixed conversion price of $0.00009 per share. The Company analyzed the conversion feature of the 2012 Asher Notes for derivative accounting consideration and determined that the conversion feature for the 2012 Asher Notes does not qualify for accounting treatment as a financial derivative. The 2012 Asher Notes have a beneficial conversion feature discount of $237,774, within which $170,844 has been amortized. During the year ended December 31, 2012, the Company also recorded interest expense of $118,268 related to the amortization of debt discount on notes issued in 2011 to Asher Enterprises. At December 31, 2012, there was $66,930 of unamortized discount related to the 2012 Asher Notes.

During the year ended December 31, 2012, Asher Enterprises converted principal of $357,000 with accrued interest into 4,952,916 shares of the Company’s common stock.

The 2012 Asher Notes are currently in default as a result of the Company’s failure to timely file its periodically report with the SEC.

 TCA Global Credit Master Fund, LP

On January 3, 2012, the Company entered into a securities purchase agreement with TCA Global Credit Master Fund, LP (“TCA”), pursuant to which, TCA would purchase up to $2,000,000 of the Company’s common stock. The Company agreed to pay a $100,000 facility fee by issuing to TCA a number of the Company’s common shares (“facility shares”). To determine the number of shares issuable to TCA for the facility fee, the Company’s common stock was valued at a volume weighted average price at January 2, 2012. The facility shares should be adjusted 9 months after January 2, 2012 by the volume weighted average prices of the Company’s common stock 5 trading days prior to the revaluation date. On August 13, 2012, the Company and TCA agreed to terminate the committed equity financing agreement based on the Company’s failure to achieve bulletin board listing as required under the agreement. The Company has issued 559,268 common shares in 2012 to TCA which only satisfied $51,924 of the facility fee upon revaluation. As of December 31, 2012, accounts payable included $48,076 for the remaining payable to TCA related to the facility fee.

In connection with the securities purchase agreement with TCA, the Company issued a convertible promissory note to TCA for a principal amount of $225,000 (“TCA Note”).  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s respective issuance.  The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets during the 5 business days immediately preceding the date of conversion.    The Company analyzed the TCA Note for derivative accounting consideration and determined that the TCA Note qualifies for accounting treatment as a financial derivative. The conversion feature of the TCA note was valued at $174,448 on the issuance date and recorded as debt discount. During the year ended December 31, 2011, the Company recognized $174,448 of interest expense related to the amortization of the debt discount.

TCA converted principal of $162,835 into 1,601,255 shares of the Company’s common stock during 2012 and principal of $27,840 into 300,000 shares of the Company’s common stock on January 3, 2013.

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 convertible promissory note to JMJ Financial, Inc. (“JMJ”). The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principal amount on the maturity date, February 22, 2014. The note is convertible to the Company’s common stock at a price equal to 70% of the average of the 3 lowest closing prices of the Company’s common stock in the 20 trading days prior to the conversion date. In connection with the note, the Company entered into a registration rights agreement with JMJ to provide JMJ registration rights for common shares underlying this note. The note will only be funded when the conversion price calculated on each payment date is equal to or greater than $0.015 per share and there are sufficient shares remaining in the registration statement. During 2012, JMJ converted $15,498 under this agreement into 180,000 shares of the Company’s common stock. The principal amount owed to JMJ at December 31, 2012 and 2011, is $191,663 and $207,161, respectively, from the $1,050,000 convertible promissory note. The Company analyzed the JMJ note for derivative accounting consideration and determined that the note qualifies for accounting treatment as a financial derivative and recorded an initial discount of $450,000 on the issuance date. During the year ended December 31, 2012 and 2011, the Company recorded $80,000 and $263,309 of interest expense related to the amortization of the debt discount. At December 31, 2012 and 2011, there was $106,691 and $186,691, respectively, of unamortized debt discount related to the JMJ notes.

On February 28, 2011, the Company issued a $500,000 convertible promissory note to JMJ.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 28, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. No amount is owed to JMJ from the $500,000 convertible promissory note at December 31, 2012 and 2011.

The Company is currently in litigation with JMJ. See Note 11.

Individual Convertible Notes Payable

During 2012, the Company issued 22 convertible notes payable to individuals for proceeds of $956,501 in cash (“Individual Convertible Notes”). The Individual Convertible Notes mature one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity.

The principal amount of the Individual Convertible Notes and accrued interest are convertible into the Company’s common stock at a conversion price equal to 75% of the average of the daily volume weighted average prices of the Company's Common Stock during the 5 trading days immediately prior to the conversion date, provided that in no event, shall the note holders convert any portion of the Individual Convertible Notes when the sum of 1) the number of shares of common stock beneficially owned by the holder and its affiliates and 2) the number of shares of common stock issuable upon conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the Company’s outstanding common shares. During 2012, $856,501 of the Individual Convertible Notes with accrued interest were converted into 6,934,901 shares of the Company’s common stock. As of December 31, 2012, Individual Convertible Notes includes principal of $75,000 payable to Vincent Olmo, the Company’s COO, with a debt discount of $42,534.

In connection with the issuance of the Individual Convertible Notes, warrants to purchase 3,826,005 shares of the Company’s common stock at $0.25 per share and warrants to purchase 1,913,003 shares of the Company’s common stock at $0.50 per share were issued to investors. The warrants have a term of less than one year and expire on December 31, 2012, March 31, 2013, or June 30, 2013. $347,097 of the proceeds received from the Individual Convertible Notes was allocated to the warrants based on a grant date fair value of $589,416 calculated using a Black Scholes Model with the following assumptions: (1) 3.9% risk-free discount rate, (2) expected volatility of 155.60 ~218.64%, (3) $0 expected dividends, and (4) an expected term of 0.3~1 years based on the term of warrant.

The Company analyzed the Individual Convertible Notes for derivative accounting consideration and determined that the conversion feature of the Individual Convertible Notes qualify for accounting treatment as a financial derivative. The conversion feature of Individual Convertible Notes was valued at $777,766 on the issuance date. As a result, some of the Individual Convertible Notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the Individual Convertible Notes of $182,733 was expensed immediately as additional interest expense. During the year ended December 31, 2012, the Company recognized $885,418 of interest expense related to the amortization of the debt discount. At December 31, 2012, there was $55,952 of unamortized discount related to the Individual Convertible Notes.

Note 8 - Payable for Indemnification	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payable for Indemnification [Member]
Note 8 - Payable for Indemnification [Line Items]
Short-term Debt [Text Block]

NOTE 8 – PAYABLE FOR INDEMNIFICATION

On February 5, 2009, the Company entered into an Indemnification Settlement Agreement with Gifford M. Mabie, founder and former Chief Executive Officer of the Company. Pursuant to the agreement, the Company agreed to indemnify Mr. Mabie for the payment of penalties, prejudgment interest and post-judgment interest to the United States Securities and Exchange Commission (“SEC”) that is part of the Final Judgment, dated March 11, 2005, in SEC v. Maxxon, Inc., Gifford M. Mabie, Jr., Thomas R. Coughlin, Jr. 02-CV-975-H(J) which resulted from actions taken in good faith by Mabie and Coughlin in the performance of duties as an officer and directors of the Company.  The payment amount stated in the Final Judgment is $1,088,067.

The agreement specifies that the Company is to periodically issue shares to a special account for Gifford Mabie in order that shares can be sold each day the market is open until the liability is satisfied.  The special account was initially funded by the Company’s common stock owned by Mr. Mabie. Total amount of stock traded by the special account is limited to 5% of the total trading volume each day. A percentage equal to Mr. Mabie’s federal and state tax liabilities to a maximum of 40% will be retained by the brokerage firm and remitted to the Internal Revenue Service and to the Oklahoma Tax Commission or the Tax Commission where Mr. Mabie resides. If Mr. Mabie receives a tax refund, that refund will be forwarded to the SEC.

On December 14, 2010, the Company issued 400,000 shares of the Company’s common stock, initially valued at $184,000, to the special account. An additional 400,000 shares were issued to the special account on March 15, 2012 with an initial value of $140,560 determined based upon the 10-day average share price prior to the date of issuance.  At each reporting date, the Company revalues the shares held in the special account and adjusts the outstanding balance. Net increases and decreases in the value of the Company’s common shares held in the special account are recorded in the current period statement of operations. As of March 31, 2013 and December 31, 2012, the remaining principal balance, including the estimated taxes, to be paid was $1,355,735 and $1,347,806, respectively based upon the Company’s valuation of the stock. For the three months ended March 31, 2013 and 2012, net loss related to the stock held in the special account was $7,929 and $5,731 respectively.

NOTE 8 – PAYABLE FOR INDEMNIFICATION

On February 5, 2009, the Company entered into an Indemnification Settlement Agreement with Gifford M. Mabie, founder and former Chief Executive Officer of the Company. Pursuant to the agreement, the Company agreed to indemnify Mr. Mabie for the payment of penalties, prejudgment interest and post-judgment interest to the United States Securities and Exchange Commission (“SEC”) that is part of the Final Judgment, dated March 11, 2005, in SEC v. Maxxon, Inc., Gifford M. Mabie, Jr., Thomas R. Coughlin, Jr. 02-CV-975-H(J) which resulted from actions taken in good faith by Mabie and Coughlin in the performance of duties as an officer and directors of the Company.  The payment amount stated in the Final Judgment is $1,088,067.

The agreement specifies that the Company is to periodically issue shares to a special account for Gifford Mabie in order that shares can be sold each day the market is open until the liability is satisfied.  The special account was initially funded by the Company’s common stock owned by Mr. Mabie. Total amount of stock traded by the special account is limited to 5% of the total trading volume each day. A percentage equal to Mr. Mabie’s federal and state tax liabilities to a maximum of 40% will be retained by the brokerage firm and remitted to the Internal Revenue Service and to the Oklahoma Tax Commission or the Tax Commission where Mr. Mabie resides. If Mr. Mabie receives a tax refund, that refund will be forwarded to the SEC.

On December 14, 2010, the Company issued 400,000 shares of the Company’s common stock, initially valued at $184,000, to the special account. An additional 400,000 shares were issued to the special account on March 15, 2012 with an initial value of $140,560 determined based upon the 10-day average share price prior to the date of issuance.  At each reporting date, the Company revalues the shares held in the special account and adjusts the outstanding balance. Net increases and decreases in the value of the Company’s common shares held in the special account are recorded in the current period statement of operations. As of December 31, 2012, the remaining principal balance, including the estimated taxes, to be paid was $1,347,806 based upon the Company’s valuation of the stock. For the years ended December 31, 2012 and 2011, net loss related to the stock held in the special account was $63,347 and $67,071, respectively.

Note Conversion Feature [Member]
Note 8 - Payable for Indemnification [Line Items]
Short-term Debt [Text Block]

NOTE 9 – DERIVATIVES – NOTE CONVERSION FEATURE

Due to the conversion feature contained in some of the notes the Company issued, the actual number of shares of common stock that would be required if a conversion of the notes was made through the issuance of the Company’s common stock cannot be predicted, and the Company could be required to issue an amount of shares that may cause it to exceed its authorized share amount. As a result, the conversion feature requires derivative accounting treatment and will be bifurcated from the note and “marked to market” each reporting period through the income statement. The fair value of the conversion future of these notes was recognized as a derivative liability instrument and will be measured at fair value at each reporting period. In determining the fair value, the Company uses the Black-Scholes option-pricing model. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

 The following is a reconciliation of the derivative liability:

Fair value at December 31, 2010	$160,659
Issuance of instruments	840,442
Decrease in value	(40,030)
Reclassification from liability to equity as a result of note conversions	(518,760)
Fair value at December 31, 2011	442,311
Issuance of instruments	952,214
Decrease in value	(131,397)
Reclassification from liability to equity as a result of note conversions	(898,326)
Fair value at December 31, 2012	$364,802

The derivative liability was valued under the Black-Scholes model with the following assumptions:

	2012			2011
Risk free interest rate	0.11%	to	0.16%	0.17%	to	0.19%
Expected life (years)	0.01	to	2.1	0	to	3
Dividend Yield		0%			0%
Volatility	130%	to	219%	0%	to	205%

Note 10 - Maxxon/Globe Joint Venture Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

NOTE 10 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

In September 2005, the Company filed a patent on its RevVac™ safety syringe with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. On November 3, 2005, the Company (f.k.a. Maxxon, Inc.,) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world.  The Company and Globe each own 50% of the joint venture.  The Company contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the agreement, the Company issued restricted shares of its common stock, valued at $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement.  This patent was issued January 13, 2009.

On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On October 29, 2008, the Company filed in the District Court of Harris County, Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  On October 21, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,667 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma.  In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company.  Furthermore, the Court ordered that Globe assign to the Company all rights to the January 2009 United States patent issued for the RevVac™ auto-retractable vacuum safety syringe.  Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward in the future.

On December 13, 2011, the Supreme Court of Oklahoma denied Globe’s appeal. On January 30, 2013, the court ordered a Nunc Pro Tunc decision denying all counterclaims and third party claims by Globe and Globe filed another appeal on March 1, 2013.  On April 30, 2013, the Company exercised its legal rights under a writ of execution in Harris County, Texas, pursuant to which the Company, along with its attorneys and county constables, seized all valuable property from Globe Med Tech’s office including 266,667 restricted shares of common stock of Revolutions Medical, all design and patent files relating to its auto retractable vacuum safety syringe, furniture, computers, phones and other office equipment and information.  Globe’s web hosting company has been notified and ordered under the judgment and writ of execution to shut down Globe’s website until all information and references of ownership, patents and awards regarding the auto-retractable vacuum safety syringe are removed from the website. The Company will continue to use all available legal means under the judgment until all monies are collected and the judgment is satisfied in full.

NOTE 10 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

In September 2005, the Company filed a patent on its RevVac™ safety syringe with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. On November 3, 2005, the Company (f.k.a. Maxxon, Inc.,) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world.  The Company and Globe each own 50% of the joint venture.  The Company contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the agreement, the Company issued restricted shares of its common stock, valued at $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement.  This patent was issued January 13, 2009.

On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On October 29, 2008, the Company filed in the District Court of Harris County, Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  On October 21, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,667 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma.  In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company.  Furthermore, the Court ordered that Globe assign to the Company all rights to the January 2009 United States patent issued for the RevVac™ auto-retractable vacuum safety syringe.  Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward in the future.

On December 13, 2011, the Supreme Court of Oklahoma denied Globe’s appeal. On January 30, 2013, the court ordered a Nunc Pro Tunc decision denying all counterclaims and third party claims by Globe. Globe filed another appeal on March 1, 2013. The Company has hired legal counsel in Texas to assist in efforts to collect these damages and execute on the court order.

Note 11 - Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 11 – COMMITMENTS AND CONTINGENCIES

MIG and SPD

On January 2, 2013, the Company won its arbitration proceeding concerning its counter claims against Richard Theriault, former manufacturer MIG and former consultant, Strategic Product Development ("SPD").  The monetary award included $770,000 in recoupment of production costs plus interest, legal fees and other arbitration costs, which will total close to $1 million. In other claims, Theriault was found guilty of fraud in the inducement and breach of contract and was found to have no rights to any of the Company's proprietary technology, files, drawings, designs, patents or products. The ruling determined that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault for other non-production related purposes. The panel of American Arbitration Association ruled that the only assets in which production was funded by MIG from the Company’s production payments were $10,000 in trial molds. The equipment asset on the balance sheet has been reduced by $710,000 and charged to impairment for the payments no longer associated with a production or trial mold. The $770,000 award is for the recovery of damages related to these production payments.  The gain related to this award will be recorded when collected. The Company has retained counsel in Massachusetts and South Carolina to assist in efforts to collect these damages.

On September 26, 2012, the Company filed suit in South Carolina Federal District Court against SPD, Richard H. Theriault, Vita S. Theriault, Darius R. Theriault, Raminta Theriault, Goddard Technologies, Inc. ("GTI") and others, claiming that the defendants purposely and materially misled and misrepresented capabilities and progress on a variety of initiatives related to the development and manufacture of the Company's RevVac™ Auto-Retractable Vacuum safety syringe to officers and directors of Revolutions Medical, which caused a delay in its production of approximately one year. The suit further alleges that Richard H. Theriault and other defendants defrauded the Company and misappropriated funds in violation of the United States' Racketeer Influenced and Corrupt Organizations ("RICO") Act and that GTI improperly assigned certain rights to the Company's new provisional patents to SPD without authorization. On February 2, 2013, Richard H. Theriault filed for bankruptcy in Massachusetts under Chapter 11.  The South Carolina lawsuit has been temporarily stayed until such time when the arbitration award against Richard H. Theriault and MIG can be ruled on in United States Federal District Court in Massachusetts, seeking judgment outside the bankruptcy court. On March 13, 2013, United States Federal District Court in Massachusetts granted an injunction against Richard H. Theriault and MIG, enjoining and restraining them from transferring or alienating any assets in their possession without approval from the Court. On May 6, 2013 that court upheld its ruling in favor of continuing the injunction. The Company is now awaiting a ruling from the bankruptcy court to set aside its arbitration award outside of the bankruptcy so that the Company can lift the stay, confirm the judgment and proceed with its court cases and its efforts to seek monetary satisfaction of its award against Theriault and MIG.

JMJ Financial, Inc.

On March 12, 2012, the Company filed a lawsuit against Justin Keener and JMJ in Charleston County, South Carolina.  The Company sought a rescission and financial relief for the convertible debt agreement signed February 22, 2011. The Company claimed that it was unable to deliver the shares requested in the common stock conversion requests dated January 9, 2012 for 1,000,000 shares and January 30, 2012 for 1,226,049 shares due to the risk of defaulting on the convertible debt agreement by losing Depository Trust Company “DTC” eligibility. The contract stated that the Company would be considered in default of the agreement if the Company lost DTC eligibility due to a “chill” placed upon the electronic transfer of the stock. The Company had previously been made aware of other companies that had entered into similar agreements losing DTC eligibility and felt that JMJ had put the Company in an untenable position of either defaulting by losing DTC eligibility or defaulting by failing to issue the requested shares.  The Company claimed that JMJ’s unreasonably high demands for conversion caused a “frustration” of the principal purpose of the contract and supports the rescission of the contract and a return of the parties to their respective positions before the contract was signed.  On April 12, 2012 the Company withdrew the lawsuit filed in South Carolina to pursue its rights and counterclaims in Miami-Dade County, Florida, described below.

The Company also claims the default notice issued by JMJ obligated the Company to pay JMJ the outstanding principal balance under the note along with the accrued and unpaid interest. The principal balance due at the time JMJ issued the default notice amounted to $191,663.  The Company disputes JMJ’s claims that the Company was liable for a sum far in excess of this amount based upon the default provision of the contract.

A lawsuit was filed against the Company by JMJ in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares.  JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ which included Fraud by Concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose not to conceal during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was "chilled". This would severely hamper future capital raises and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement.

SEC

On September 20,2012, the SEC filed a civil complaint in Federal District Court in Georgia against the Company, alleging that the Company issued four misleading press releases during the period from August 2010 through October 2010 and one misleading press release in July 2011, related to the Company’s production schedule of its auto retractable safety syringe. The SEC names the Company’s current Chief Executive Officer, Rondald L. Wheet, as a co-defendant. Among other relief, the SEC seeks an order requiring the defendants to disgorge money received from its equity line financing from August 2010 through May 2011, in addition to other civil penalty amounts. In April 2013, the SEC identified Phillip Maurice Hicks a/k/a Marty Hicks as its client or whistle blower. In September of 2011, a South Carolina Circuit Court declared Mr. Hicks to be liable by default for internet defamation of the Company and Rondald L. Wheet, CEO. The Company and Mr. Wheet are awaiting a hearing by a special referee to determine monetary damages against Mr. Hicks. The Company, in consultation with its legal counsel, intends to vigorously defend itself and its Chief Executive Officer, Rondald L. Wheet, against these claims.

Employment Agreements

Effective May 15, 2012, the Company and Mr. Wheet, Chief Executive Officer, entered into a 2-year employment agreement.  The agreement provides for an annual salary of $247,500 and other reasonable and customary fringe benefits.

Effective April 11, 2011, the Company and Mr. Olmo, Chief Operating Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Effective June 1, 2011, the Company and Mr. Hodges, Chief Financial Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Lease Agreement

On September 1, 2009, the Company entered into a 5-year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  Pursuant to the lease agreement, the Company was to pay Osprey $4,500 per month.  On July 1, 2011, the Company amended the lease agreement to include the office space adjacent to the existing office space. According to the amended lease agreement, the lease ends on July 1, 2016, and the Company is to pay Osprey $10,000 per month.  Rondald L. Wheet, our Chairman and Chief Executive Officer, is the sole member of Osprey.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

MIG and SPD

On January 2, 2013, the Company won its arbitration proceeding concerning its counter claims against Richard Theriault, former manufacturer MIG and former consultant, Strategic Product Development ("SPD").  The monetary award included $770,000 in recoupment of production costs plus interest, legal fees and other arbitration costs, which will total close to $1 million. In other claims, Theriault was found guilty of fraud in the inducement and breach of contract and was found to have no rights to any of the Company's proprietary technology, files, drawings, designs, patents or products. The ruling determined that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault for other non-production related purposes. The panel of American Arbitration Association ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. The equipment asset on the balance sheet has been reduced by $710,000 and charged to impairment for the payments no longer associated with a production or trial mold. The $770,000 award is for the recovery of damages related to these production payments.  The gain related to this award will be recorded when collected. The Company has hired legal counsel in Massachusetts and South Carolina to assist in efforts to collect these damages.

On September 26, 2012, the Company filed suit in South Carolina Federal District Court against SPD, Richard H. Theriault, Vita S. Theriault, Darius R. Theriault, Raminta Theriault, Goddard Technologies, Inc. ("GTI") and others, claiming that the defendants purposely and materially misled and misrepresented capabilities and progress on a variety of initiatives related to the development and manufacture of the Company's RevVac™ Auto-Retractable Vacuum safety syringe to officers and directors of Revolutions Medical, which caused a delay in its production of approximately one year. The suit further alleges that Richard H. Theriault and other defendants defrauded the Company and misappropriated funds in violation of the United States' Racketeer Influenced and Corrupt Organizations ("RICO") Act and that GTI improperly assigned certain rights to the Company's new provisional patents to SPD without authorization. On February 2, 2013, Richard H. Theriault filed for bankruptcy in Massachusetts under Chapter 11.  The South Carolina lawsuit has been temporarily stayed until such time when the arbitration award against Richard H. Theriault and MIG can be ruled on in United States Federal District Court in Massachusetts, seeking judgment outside the bankruptcy court. On March 13, 2013, United States Federal District Court in Massachusetts granted an injunction against Richard H. Theriault and MIG, enjoining and restraining them from transferring or alienating any assets in their possession without approval from the Court and a hearing has been scheduled for May 7, 2013.

JMJ Financial, Inc.

On March 12, 2012, the Company filed a lawsuit against Justin Keener and JMJ in Charleston County, South Carolina.  The Company sought a rescission and financial relief for the convertible debt agreement signed February 22, 2011. The Company claimed that it was unable to deliver the shares requested in the common stock conversion requests dated January 9, 2012 for 1,000,000 shares and January 30, 2012 for 1,226,049 shares due to the risk of defaulting on the convertible debt agreement by losing Depository Trust Company “DTC” eligibility. The contract stated that the Company would be considered in default of the agreement if the Company lost DTC eligibility due to a “chill” placed upon the electronic transfer of the stock. The Company had previously been made aware of other companies that had entered into similar agreements losing DTC eligibility and felt that JMJ had put the Company in an untenable position of either defaulting by losing DTC eligibility or defaulting by failing to issue the requested shares.  The Company claimed that JMJ’s unreasonably high demands for conversion caused a “frustration” of the principal purpose of the contract and supports the rescission of the contract and a return of the parties to their respective positions before the contract was signed.  On April 12, 2012 the Company withdrew the lawsuit filed in South Carolina to pursue its rights and counterclaims in Miami-Dade County, Florida, described below.

The Company also claims the default notice issued by JMJ obligated the Company to pay JMJ the outstanding principal balance under the note along with the accrued and unpaid interest. The principal balance due at the time JMJ issued the default notice amounted to $191,663.  The Company disputes JMJ’s claims that the Company was liable for a sum far in excess of this amount based upon the default provision of the contract.

A lawsuit was filed against the Company by JMJ in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares.  JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ which included Fraud by Concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose not to conceal during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was "chilled". This would severely hamper future capital raises and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement.

 SEC

The SEC filed a civil complaint in Federal District Court in Georgia against the Company, alleging that the Company issued four misleading press releases during the period from August 2010 through October 2010 and one misleading press release in July 2011, related to the Company’s production schedule of its auto retractable safety syringe. The SEC names the Company’s current Chief Executive Officer, Rondald L. Wheet, as a co-defendant. Among other relief, the SEC seeks an order requiring the defendants to disgorge money received from its equity line financing from August 2010 through May 2011, in addition to other civil penalty amounts.  The Company believes that these claims are unfounded and is vigorously defending against them; however, should the Company not prevail in such defense the amount of damages owed to the SEC could be substantial and could adversely affect the Company’s financial condition or cause the Company to cease operations.

Employment Agreements

Effective May 15, 2012, the Company and Mr. Wheet, Chief Executive Officer, entered into a 2-year employment agreement.  The agreement provides for an annual salary of $247,500 and other reasonable and customary fringe benefits.

Effective April 11, 2011, the Company and Mr. Olmo, Chief Operating Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Effective June 1, 2011, the Company and Mr. Hodges, Chief Financial Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Lease Agreement

On September 1, 2009, the Company entered into a 5-year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  Pursuant to the lease agreement, the Company was to pay Osprey $4,500 per month.  On July 1, 2011, the Company amended the lease agreement to include the office space adjacent to the existing office space. According to the amended lease agreement, the lease ends on July 1, 2016, and the Company is to pay Osprey $10,000 per month.  Rondald L. Wheet, our Chairman and Chief Executive Officer, is the sole member of Osprey.

Note 12 - Preferred Stock And Common Stock Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

Preferred Stock

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation in 2011.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

2013 Common Stock Transactions

During the three months ended March 31, 2013, the Company issued 1,818,750 shares of common stock with a total value of $160,750 for consulting services, legal services and director fees; issued 789,700 shares to employees for wages accrued  in 2012 totaling $71,074.

Also, during the three months ended March 31, 2013, the Company received $85,000 cash for the exercise of warrants and options for 850,000 shares of common stock. The Company recorded a stock payable of $10,000 related to 100,000 shares that have not been issued.

Also, during the three months ended March 31, 2013, the Company issued 1,466,657 shares of common stock for the conversions of convertible notes and accrued interest totaling $81,240. The derivative fair value of $23,658 for the conversion feature of these notes was reclassified on the date of conversion to additional paid-in capital.

NOTE 12 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

PREFERRED STOCK

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation in 2011.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

 Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

2012 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2012, 400,000 shares were issued under the terms of the SEC settlement agreement with Gifford Mabie.  The initial value of these shares totaled $140,560.

In the year ended December 31, 2012, the Company issued 2,751,229 shares of common stock with a total value of $516,111 for outside services.

Also, in the year ended December 31, 2012, the Company issued 1,235,000 shares of common stock for the exercise of warrants and options. The Company received cash of $258,275 and recorded a subscription receivable of $46,000.

Also, in the year ended December 31, 2012, the Company issued 13,669,072 shares of common stock for the conversions of convertible notes and accrued interest totaling $1,420,446. The derivative fair value of $898,326 for the conversion feature of these notes was reclassified on the date of conversion to additional paid-in capital.

2011 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2011, 6,668,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $1,654,420.  Of these options exercised, 2,000,000 options were exercised by our former President, Tom O’Brien at $0.08 per share. The remainder of the options exercised was due from consultants according to the terms of their consulting agreements. 656,015 shares were issued to third party investors and investors under the terms of a Drawdown Equity Financing Agreement. The Company received net proceeds of $202,571 in connection with these share issuances.

Also during the year ended December 31, 2011, the Company issued 1,513,874 shares of common stock with a total value of $481,100 in lieu of cash as payment for outside services.

During the year ended December 31, 2011, the Company issued 3,021,738 shares of common stock for conversions of notes and accrued interest. In connection with the conversions, the reclassification of the derivative fair value related to note conversion feature totaled $963,096.

Note 13 - Stock Options And Warrants Outstanding	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 13 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

During the three months ended March 31, 2012, under the terms of the Company’s 2007 Stock Option Plan, 850,000 options were issued for consulting services exercisable at $0.10 per share, 850,000 options were issued for consulting services exercisable at $0.25 per share, and 75,000 options were issued for consulting services exercisable at $0.50 per share. The options have a term of 10 days~6 months and vest upon issuance. Fair value of $44,908 was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.10% to 0.18% (2) expected life of 0.03 to 1.06 years (3) expected volatility of 163% to 215% and (4) zero expected dividends.

From time to time, the Company enters into consulting agreements to perform marketing services for the Company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consultants are issued options at a discount to the market price at the date of issuance. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model.

The following tables summarize information about the stock options for the three months ended March 31, 2013:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	12,100,000	$0.20	1.18	$150,000
Granted	1,775,000	0.19	0.12	22,367
Exercised	(850,000)	0.10	0.00
Expired/ Forfeited	(75,000)	0.50
Outstanding, March 31, 2013	12,950,000	0.20	0.89	50,000

The following tables summarize information about the warrants for the three months ended March 31, 2013:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-
Granted	2,859,008	0.33	0.33
Exercised	-	-
Expired/ Forfeited	-	-
Outstanding, March 31, 2013	5,739,008	0.33	0.33	-

NOTE 13 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

During the year ended December 31, 2012, under the terms of the Company’s 2007 Stock Option Plan, 75,000 options were issued for consulting services exercisable at $0.25 per share, 300,000 options were issued for consulting services exercisable at $0.40 per share, and 2.5 million shares were issued to directors and an employee for service provided. The options have a term of 1~2 years and vest upon issuance. Fair value of $429,824 was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.12% to 0.21% (2) expected life of 0.7 to 2.0 years (3) expected volatility of 159% to 161% and (4) zero expected dividends.

During the course of 2012 and 2011, the Company entered into several consulting agreements to perform marketing services for the Company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consultants are issued options at a discount to the market price at the date of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance. The Company also issued options with a term of 6 months to 1 year. Value for options with such term was calculated using Black-Scholes model.

The following tables summarize information about the stock options for the years ended December 31, 2012 and 2011:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	12,834,750	$0.20	1.62	$2,708,463
Granted	9,307,000	0.34	1.02
Exercised	(6,668,000)	0.25
Expired/ Forfeited	-
Outstanding, December 31, 2011	15,473,750	0.39	2.45	869,825
Granted	2,875,000	0.18	0.98
Exercised	(575,000)	0.25
Expired/ Forfeited	(5,673,750)
Outstanding, December 31, 2012	12,100,000	0.20	1.18	150,000

The following tables summarize information about the warrants for the years ended  December 31, 2012 and 2011:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	1,871,600	$0.50	3.45	$-
Granted	1,500,000	0.50	1.00
Exercised	-
Expired/ Forfeited	-
Outstanding, December 31, 2011	3,371,600	0.39	2.45	-
Granted	5,739,008	0.33	0.15
Exercised	(660,000)	0.50
Expired/ Forfeited	(5,570,608)
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-

Note 14 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 - RELATED PARTY TRANSACTIONS

The Company rents its office space from Osprey South, LLC. Rondald L. Wheet, Chief Executive Officer, is the sole member of Osprey.  Rent expense to Osprey was $30,000 and $30,000 for the three months ended March 31, 2013 and 2012, respectively.  Rent payable to Osprey was $22,962 and $19,761 as of March 31, 2013 and December 31, 2012, respectively.

As of March 31, 2013 and December 31, 2012, the Company had advances from Vincent Olmo, Chief Operating Officer of $13,880 and $9,194, respectively, for expenses paid on behalf of the Company. As of March 31, 2013 and December 31, 2012, the Company had advances from Mr. Wheet of $96,324 and $32,502, respectively, for expenses paid on behalf of the Company. As of March 31, 2013 and December 31, 2012, the Company had advances from Burt Hodges, Chief Financial Officer of $2,059 and $0, respectively, for expenses paid on behalf of the Company. The Company also had a convertible note payable to Mr. Olmo with principal amount of $75,000 at March 31, 2013.

NOTE 14 - RELATED PARTY TRANSACTIONS

In connection with the acquisition of Clear Image Acquisition Corp. by the Company, Rondald L. Wheet, Chairman and Chief Executive Officer, received 2,286,000 shares of restricted Company common stock.  Dr. Beahm, a Director, received 1,599,125 shares of restricted RevMed common stock, and Mr. O’Brien, a former Director, received 1,645,625 shares of restricted Company common stock.  Mr. Wheet and Mr. O’Brien were directors and shareholders and Dr. Beahm was a shareholder of Clear Image Acquisition Corp. prior to its acquisition by the Company.

The Company rents its office space from Osprey South, LLC. Rondald L. Wheet, Chief Executive Officer, is the sole member of Osprey.  Rent expense to Osprey was $120,000 and $99,608 for the years ended December 31, 2012 and 2011, respectively.  Rent payable to Osprey was $19,761 and $8,608 as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, the Company had advances from Vincent Olmo, Chief Operating Officer, and Mr. Wheet of $9,194 and $32,502, respectively, for expenses paid on behalf of the Company. The Company also had a convertible note payable to Mr. Olmo with principal amount of $75,000 and debt discount of $42,534 at December 31, 2012.

At December 31, 2011, the Company had advances from Rhonda Vincent, former CFO, of $79,336 for expenses paid on behalf of the Company. Such payable has passed the statute of limitations and has been written off as of December 31, 2012.

Note 15 - Restatement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reclassifications [Text Block]
Reclassifications [Text Block]

NOTE 15 – RESTATEMENT

The Company restated its statements of operations and cash flows for the three months ended March 31, 2012 to reflect the following adjustments:

●	The increase of $73,136 option expense which represents the difference between the valuation of employee stock option based on the Black-Scholes Model and the original valuation improperly determined.

●	The increase in payable for estimated penalties of $20,252 related payroll tax liabilities.

●	The decrease of $4,416 amortization expense to properly amortize the patent costs.

●	The increase of interest expense of $96,873 related to the amortization of beneficial conversion feature of certain convertible notes issued.

The impact of the reclassifications and prior period adjustments on the accompanying statement of operations for the three months ended March 31, 2012 are as follows:

	As Originally Reported	Change	As Restated
General and administrative expenses	$1,479,707	$93,388	$1,573,095
Depreciation and amortization	10,515	(4,416)	6,099
Interest expense	436,563	96,873	533,436
Net loss attributable to common shareholders	1,916,164	185,845	2,102,009
Income per common share – basic and diluted	(0.03)		(0.04)

The impact of the reclassifications and prior period adjustments on the accompanying statement of cash flows for the three months ended March 31, 2012 is as follows:

	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(1,038,427)	$530,821	$(507,606)
Net cash used in investing activities	(15,743)	(124,656)	(140,399)
Net cash provided by financing activities	1,086,390	(406,165)	680,225

NOTE 15 – RESTATEMENT

The Company restated its December 31, 2011 balance sheet and the statements of operations, changes in equity, and cash flows for the year ended December 31, 2011 to reflect the following adjustments:

●	The reclassification of subscription receivable from shareholder of $25,000 to contra equity (originally reported as other current assets).

●	The elimination of $311,000 gain from litigation and the corresponding amount reflected as due from litigation as the collectability of the gain is not certain.

●

The decrease of $32,633 prepaid consulting expense which represents the difference between the valuation of warrants  based on the Black-Scholes Model and the original valuation improperly determined using intrinsic value.

●

The increase in payable for indemnification of $616,379 which represents Gifford Mabie’s federal and state tax liability retained by the brokerage firm and remitted to the Internal Revenue Service and the increase of indemnification expenses of $67,072 for the change in the value of stock issued to the special brokerage for the benefit of Gifford Mabie.

●	To decrease a payable to SON Medical for $54,832 for services never performed.

The impact of the reclassifications and prior period adjustments on the accompanying balance sheet at December 31, 2011 is as follows:

	As Originally Reported	Change	As Restated
Total current assets	$1,978,711	$(368,633)	$1,610,078
Total current liabilities	2,294,274	561,547	2,855,821
Total equity	(315,563)	(930,180)	(1,245,743)

The impact of the reclassifications and prior period adjustments on the accompanying statement of operations for the year ended December 31, 2011 are as follows:

	As Originally Reported	Change	As Restated
Research and development	$111,832	$(54,832)	$57,000
General and administrative expenses	3,714,214	67,072	3,781,286
Gain from litigation	311,000	(311,000)	-
Net income available to common shareholders	(4,218,278)	(323,240)	(4,541,518)
Income per common share – basic and diluted	(0.09)		(0.09)

 The impact of the reclassifications and prior period adjustments on the accompanying statement of cash flows for the year ended December 31, 2011 is as follows:

	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(3,010,275)	$447,202	$(2,563,073)
Net cash used in investing activities	(471,347)	342,256	(129,091)
Net cash provided by financing activities	3,416,949	(789,458)	2,627,491

Note 16 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16 – SUBSEQUENT EVENTS

On April 23, 2013, the Company issued a convertible promissory note to an individual for proceeds of $50,000 in cash. The note is convertible to the Company’s common stock at a conversion price equal to 63% multiplied by the average of the daily volume weighted average prices of the Company’s  common stock during the five trading days immediately prior to the conversion date. The note carries 8% annual interest and is due in one year. In connection with the issuance of the note, the Company also issued 1) Warrant A to purchase 200,000 shares of the Company’s common stock at $0.25 per share and 2) Warrant B to purchase 100,000 shares of the Company’s common stock at $0.5 per share. Warrant A expires on June 30, 2013 or such later date as determined in the agreement. Warrant B expires on September 30, 2013 or such later date as determined in the agreement.

Effective on April 24, 2013, the Branded Distribution Agreement dated January 1, 2013 between the Company and Cardinal Health is terminated without cause pursuant to the agreement.

On May 8, 2013, the Company issued 200,000 shares of common stock to a consultant for the exercise of 200,000 options and received $10,000 in cash.

On May 9, 2013 the Company issued 3,250,000 shares of common stock to TCA Global Credit Master Fund, LP (“TCA”). According to the terms of the securities purchase agreement (the “Purchase Agreement”), TCA shall purchase from the Company up to $2,000,000 of senior secured convertible redeemable debentures (the “Debentures”). The Debentures shall be purchased in a series of closings and pursuant to the first such closing, TCA purchased that certain senior convertible redeemable debenture in the amount of $250,000. The Company also issued to TCA 9,375,000 shares, which were pledged as security for the Purchase Agreement and will be held with an escrow agent until such time as the full payment and performance of all of the obligations of the Company have been satisfied in accordance with the terms of the Purchase Agreement.

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 1,466,657 common shares for the conversion of notes payable of $79,540; 789,700 common shares to officers for settlement of  $71,073 of accrued salaries based on the grant date fair value of the shares; 102,500 common shares valued at  $5,466 to service providers for settlement of accounts payable; 262,500 common shares valued at $26,250, for investor relation services; 1,453,750 shares valued at $130,838 for director fees;  and 750,000 common shares for net cash proceeds of $75,000 related to warrants and options exercised.

Note 1 - Nature Of Business And Basis Of Presentation - 10Q	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future the Company believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

The accompanying unaudited interim financial statements of Revolutions Medical Corporation have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s annual report for the year ended December 31, 2012 on Form 10-K filed on May 2, 2013.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited consolidated financial statements for the most recent fiscal year ended December 31, 2012 have been omitted.

Note 10 - Derivatives - Note Conversion Feature - 10Q	3 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

NOTE 9 – DERIVATIVES – NOTE CONVERSION FEATURE

Due to the conversion feature contained in some of the notes the Company issued, the actual number of shares of common stock that would be required if a conversion of the notes was made through the issuance of the Company’s common stock cannot be predicted, and the Company could be required to issue an amount of shares that may cause it to exceed its authorized share amount. As a result, the conversion feature requires derivative accounting treatment and will be bifurcated from the note and “marked to market” each reporting period through the income statement. The fair value of the conversion future of these notes was recognized as a derivative liability instrument and will be measured at fair value at each reporting period. In determining the fair value, the Company uses the Black-Scholes option-pricing model. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

The following is a reconciliation of the derivative liability:

Fair value at December 31, 2012	$364,802
Decrease in value	72,896
Reclassification from liability to equity as a result of note conversions	23,657
Fair value at March 31, 2013	$268,249

The derivative liability was valued under the Black-Scholes model with the following assumptions:

	March 31, 2013			December 31, 2012
Risk free interest rate		0.14%		0.11%	to	0.16%
Expected life (years)	0.0001	to	0.9	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	161%	to	216%	130%	to	219%

Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies, by Policy (Policies) [Line Items]
Nature of Operations [Text Block]

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future the Company believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Enterprise General Disclosures [Text Block]

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Use of Estimates, Policy [Policy Text Block]

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassification, Policy [Policy Text Block]	Reclassification Certain prior period amounts have been reclassified to conform to current period presentation.	Reclassification Certain prior period amounts have been reclassified to conform to current period presentation.
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.
Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable

The Company records trade receivables when revenue is recognized.  No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in other accrued liabilities on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

Accounts Receivable

The Company records trade receivables when revenue is recognized.  No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in other accrued liabilities on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

Inventory, Policy [Policy Text Block]

Inventories

Inventories include only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. As of March 31, 2013 and December 31, 2012, no allowance for inventory was recorded.

Inventories

Inventories include only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. For the years ended December 31, 2012 and 2011, no allowance for inventory was recorded.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangibles

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals and amortized on a straight-line basis over periods varying from 17 to 20 years.

Intangibles

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals and amortized on a straight-line basis over periods varying from 17 to 20 years.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

Research and development costs are expensed as incurred.  The Company incurred $0, $71,388 and $2,935,949 of research and development expenses for the three months ended March 31, 2013 and 2012, and for the period from August 16, 1996 (inception) through March 31, 2013.

Research and Development

Research and development costs are expensed as incurred.  The Company incurred $35,544, $57,000 and $2,935,949 of research and development expenses for the years ended December 31, 2012 and 2011, and for the period from August 16, 1996 (inception) through December 31, 2012.

Derivatives, Policy [Policy Text Block]

Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  Changes in fair value are recorded in the statement of operations.

Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  Changes in fair value are recorded in the statement of operations.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at March 31, 2013, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,272	$—	$—	$1,272

Derivative liability	$—	$—	$268,249	$268,249

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when price is fixed or determinable; and when collection is reasonably assured.  Sales through the Company’s distribution relationship with McKesson Corporation (“McKesson”) are recognized according to the terms of the distribution contract. Under these terms, McKesson has the right to return any unsold product shipped by the Company from its initial stocking order for a full refund. The Company will recognize these shipments as revenue when McKesson sells the product to an end user or customer and is no longer able to return unused product for a refund.  Any subsequent orders from McKesson that go directly to end user or customer are recognized as revenue in accordance with Company revenue recognition policies.

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when price is fixed or determinable; and when collection is reasonably assured.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company uses the liability method of accounting for income taxes.  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Income Taxes

The Company uses the liability method of accounting for income taxes.  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Earnings Per Share, Policy [Policy Text Block]

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the three months ended March 31, 2013, potentially issuable shares, including options and warrants to purchase 18,689,008 shares of the Company’s common stock and notes payable convertible to 8,577,214 shares of the Company’s common stock, have been excluded from the calculation. For the three months ended March 31, 2012, potentially issuable shares, including options and warrants to purchase 22,895,350 shares of the Company’s common stock and notes payable convertible to 7,826,910  shares of the Company’s common stock have been excluded from the calculation.

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the year ended December 31, 2011, potentially issuable shares, including options and warrants to purchase 18,845,350 shares of the Company’s common stock and notes payable convertible to 4,637,152 shares of the Company’s common stock, have been excluded from the calculation. For the year ended December 31, 2012, potentially issuable shares, including options and warrants to purchase 14,980,000 shares of the Company’s common stock and notes payable convertible to 6,603,582  shares of the Company’s common stock have been excluded from the calculation.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events The Company has evaluated all transactions occurring through the date of issuance of the financial statements for subsequent event disclosure consideration.

Subsequent Events

The Company has evaluated all transactions occurring between the end of its fiscal year, December 31, 2012, through the date of issuance of the financial statements for subsequent event disclosure consideration.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Standards

The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

New Accounting Standards

The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

Beneficial Conversion Feature [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Derivatives, Policy [Policy Text Block]

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	March 31, 2013	December 31, 2012
Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	446,382
Less: accumulated depreciation	(111,343)	(89,726)
Property and equipment, net	$335,039	$356,656

	December 31, 2012	December 31, 2011
Equipment	$353,235	$1,113,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	1,206,382
Less: accumulated depreciation	(89,726)	(20,718)
Property and equipment, net	$356,656	$1,185,664

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,272	$—	$—	$1,272

Derivative liability	$—	$—	$268,249	$268,249
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$442,311	$442,311

Estimated Useful Life [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Note 3 - Property And Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31, 2013	December 31, 2012
Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	446,382
Less: accumulated depreciation	(111,343)	(89,726)
Property and equipment, net	$335,039	$356,656

	December 31, 2012	December 31, 2011
Equipment	$353,235	$1,113,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	1,206,382
Less: accumulated depreciation	(89,726)	(20,718)
Property and equipment, net	$356,656	$1,185,664

Note 4 - Intangibles And Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2013	December 31, 2012
Patent	$152,520	$146,538
Less: accumulated amortization	(42,410)	(39,851)
Intangibles , net	$110,110	$106,687

	December 31, 2012	December 31, 2011
Patent	$146,538	$107,314
Licensing agreement	-	15,000
Subtotal	146,538	122,314
Less: accumulated amortization	(39,851)	(5,888)
Intangibles , net	$106,687	$116,426

Note 5 - Accounts Payable And Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2013	December 31, 2012
Accounts payable	$660,363	$432,436
Accrued payroll liabilities and related penalties	505,146	411,670
Accrued salary	103,936	143,167
Accrued interest	143,070	134,559
Other accruals	8,079	539
Total accounts payable and accrued liabilities	$1,420,594	$1,122,371

	December 31, 2012	December 31, 2011
Accounts payable	$432,436	$99,342
Accrued payroll liabilities and related penalties	411,670	125,239
Accrued salary	143,167	120,000
Accrued interest	134,559	64,670
Other accruals	539	59,217
Total accounts payable and accrued liabilities	$1,122,371	$468,468

Note 7 - Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
	March 31, 2013	December 31, 2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on December 6, 2013	42,500	-
Convertible Promissory Note Payable to Carebourn Capital, L.P., unsecured, interest rate of 8.0% per annum, with payment due on December 19, 2013	60,000	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	34,325	62,165
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	75,000	100,000
Total	445,988	446,328
Less: debt discount	(218,097)	(229,573)
	$227,891	$216,755

	December 31, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on April 26, 2012	-	40,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on June 1, 2012	-	45,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 7, 2012	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on September 19, 2012	-	53,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	7,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	62,165	-
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	100,000	-
Total	446,328	387,661
Less: debt discount	(229,573)	(307,126)
	$216,755	$80,535

Note 9 - Derivatives - Note Conversion Feature (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Short-term Debt [Text Block]
Schedule of Derivative Instruments [Table Text Block]
Fair value at December 31, 2012	$364,802
Decrease in value	72,896
Reclassification from liability to equity as a result of note conversions	23,657
Fair value at March 31, 2013	$268,249

Fair value at December 31, 2010	$160,659
Issuance of instruments	840,442
Decrease in value	(40,030)
Reclassification from liability to equity as a result of note conversions	(518,760)
Fair value at December 31, 2011	442,311
Issuance of instruments	952,214
Decrease in value	(131,397)
Reclassification from liability to equity as a result of note conversions	(898,326)
Fair value at December 31, 2012	$364,802

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	March 31, 2013			December 31, 2012
Risk free interest rate		0.14%		0.11%	to	0.16%
Expected life (years)	0.0001	to	0.9	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	161%	to	216%	130%	to	219%

	2012			2011
Risk free interest rate	0.11%	to	0.16%	0.17%	to	0.19%
Expected life (years)	0.01	to	2.1	0	to	3
Dividend Yield		0%			0%
Volatility	130%	to	219%	0%	to	205%

Note 13 - Stock Options And Warrants Outstanding (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	12,834,750	$0.20	1.62	$2,708,463
Granted	9,307,000	0.34	1.02
Exercised	(6,668,000)	0.25
Expired/ Forfeited	-
Outstanding, December 31, 2011	15,473,750	0.39	2.45	869,825
Granted	2,875,000	0.18	0.98
Exercised	(575,000)	0.25
Expired/ Forfeited	(5,673,750)
Outstanding, December 31, 2012	12,100,000	0.20	1.18	150,000
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	1,871,600	$0.50	3.45	$-
Granted	1,500,000	0.50	1.00
Exercised	-
Expired/ Forfeited	-
Outstanding, December 31, 2011	3,371,600	0.39	2.45	-
Granted	5,739,008	0.33	0.15
Exercised	(660,000)	0.50
Expired/ Forfeited	(5,570,608)
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-

Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	12,100,000	$0.20	1.18	$150,000
Granted	1,775,000	0.19	0.12	22,367
Exercised	(850,000)	0.10	0.00
Expired/ Forfeited	(75,000)	0.50
Outstanding, March 31, 2013	12,950,000	0.20	0.89	50,000
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-
Granted	2,859,008	0.33	0.33
Exercised	-	-
Expired/ Forfeited	-	-
Outstanding, March 31, 2013	5,739,008	0.33	0.33	-

Note 15 - Restatement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reclassifications [Text Block]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As Originally Reported	Change	As Restated
General and administrative expenses	$1,479,707	$93,388	$1,573,095
Depreciation and amortization	10,515	(4,416)	6,099
Interest expense	436,563	96,873	533,436
Net loss attributable to common shareholders	1,916,164	185,845	2,102,009
Income per common share – basic and diluted	(0.03)		(0.04)
	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(1,038,427)	$530,821	$(507,606)
Net cash used in investing activities	(15,743)	(124,656)	(140,399)
Net cash provided by financing activities	1,086,390	(406,165)	680,225

	As Originally Reported	Change	As Restated
Total current assets	$1,978,711	$(368,633)	$1,610,078
Total current liabilities	2,294,274	561,547	2,855,821
Total equity	(315,563)	(930,180)	(1,245,743)
	As Originally Reported	Change	As Restated
Research and development	$111,832	$(54,832)	$57,000
General and administrative expenses	3,714,214	67,072	3,781,286
Gain from litigation	311,000	(311,000)	-
Net income available to common shareholders	(4,218,278)	(323,240)	(4,541,518)
Income per common share – basic and diluted	(0.09)		(0.09)
	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(3,010,275)	$447,202	$(2,563,073)
Net cash used in investing activities	(471,347)	342,256	(129,091)
Net cash provided by financing activities	3,416,949	(789,458)	2,627,491

Note 10 - Derivatives - Note Conversion Feature - 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Fair value at December 31, 2012	$364,802
Decrease in value	72,896
Reclassification from liability to equity as a result of note conversions	23,657
Fair value at March 31, 2013	$268,249

Fair value at December 31, 2010	$160,659
Issuance of instruments	840,442
Decrease in value	(40,030)
Reclassification from liability to equity as a result of note conversions	(518,760)
Fair value at December 31, 2011	442,311
Issuance of instruments	952,214
Decrease in value	(131,397)
Reclassification from liability to equity as a result of note conversions	(898,326)
Fair value at December 31, 2012	$364,802

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	March 31, 2013			December 31, 2012
Risk free interest rate		0.14%		0.11%	to	0.16%
Expected life (years)	0.0001	to	0.9	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	161%	to	216%	130%	to	219%

	2012			2011
Risk free interest rate	0.11%	to	0.16%	0.17%	to	0.19%
Expected life (years)	0.01	to	2.1	0	to	3
Dividend Yield		0%			0%
Volatility	130%	to	219%	0%	to	205%

Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Research and Development Expense (in Dollars)	$ 0	$ 71,388	$ 35,544	$ 57,000	$ 2,935,949	$ 2,935,949
Stock Options and Warrants [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	18,689,008	22,895,350	14,980,000	18,845,350
Convertible Debt Securities [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	8,577,214	7,826,910	6,603,582	4,637,152
Minimum [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years		17 years
Maximum [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years

Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease	Shorter of leasehold improvement life or remaining term of lease

Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 1,272	$ 54	$ 4,844
Derivative liability	268,249	364,802	442,311
Fair Value, Inputs, Level 1 [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	1,272	54	4,844
Fair Value, Inputs, Level 3 [Member]
Note 1 ��� Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	$ 268,249	$ 364,802	$ 442,311

Note 2 - Going Concern (Details) (USD $)	3 Months Ended		12 Months Ended															16 Months Ended	197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2012	Mar. 31, 2013
Going Concern Note
Net Income (Loss) Attributable to Parent	$ (1,645,772)	$ (2,102,009)	$ (7,164,311)	$ (4,541,518)	$ (3,231,425)	$ (2,463,751)	$ (1,335,154)	$ (4,475,017)	$ (598,302)	$ (1,310,783)	$ (1,552,008)	$ (1,391,518)	$ (1,933,676)	$ (2,199,085)	$ (1,347,859)	$ (1,014,555)	$ (2,584,383)	$ (795,376)	$ (37,938,721)	$ (39,584,493)

Note 3 - Property And Equipment (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jan. 02, 2013	Jan. 02, 2013 Mold Production Payments [Member] Medical Investment Group (MIG) [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Mar. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]
Note 3 - Property And Equipment (Details) [Line Items]
Depreciation	$ 21,617	$ 1,957	$ 69,008	$ 11,135
Asset Impairment Charges	0	0	878,276	0	4,570,007	4,570,007			50,000	710,000	710,000	710,000
Property, Plant and Equipment, Gross	446,382		446,382	1,206,382	446,382	446,382		50,000	50,000			50,000	10,000	760,000
Prepayment Write Off												80,000
Gain Contingency, Unrecorded Amount							$ 770,000								$ 770,000	$ 770,000

Note 3 - Property And Equipment (Details) - Summary Of Property And Equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 446,382	$ 446,382	$ 1,206,382
Less: accumulated depreciation	(111,343)	(89,726)	(20,718)
Property and equipment, net	335,039	356,656	1,185,664
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	353,235	353,235	1,113,235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	44,000	44,000	44,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 49,147	$ 49,147	$ 49,147

Note 4 - Intangibles And Goodwill (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007 Clear Image [Member]	Dec. 31, 2012 Licensing Agreements [Member]	Dec. 31, 2007 Minimum [Member] Clear Image [Member]	Dec. 31, 2007 Maximum [Member] Clear Image [Member]
Note 4 - Intangibles And Goodwill (Details) [Line Items]
Impairment of Intangible Assets, Finite-lived						$ 15,000
Amortization of Intangible Assets	2,559	4,142	33,963	5,888
Noncash or Part Noncash Acquisition, Interest Acquired					62.20%
Stock Issued During Period, Shares, Acquisitions (in Shares)					8.2
Share Price (in Dollars per share)							$ 0.4	$ 0.5
Business Acquisition, Purchase Price Allocation, Goodwill Amount					$ 23,276

Note 4 - Intangibles And Goodwill (Details) - Summary of Intangible Assets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets		$ 146,538	$ 122,314
Less: accumulated amortization	(42,410)	(39,851)	(5,888)
Intangibles , net	110,110	106,687	116,426
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	152,520	146,538	107,314
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets			$ 15,000

Note 5 - Accounts Payable And Accrued Liabilities (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended		12 Months Ended										1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jun. 18, 2012	Dec. 31, 2012 Liabilities Write-off [Member]	Dec. 31, 2012 Accrued Salary [Member]	Dec. 31, 2012 Accounts Payable [Member]	Dec. 31, 2012 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Mar. 31, 2013 Related to Minimum Purchase Requirement [Member]	Mar. 31, 2013 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Product Purchase [Member] Yeso Med [Member]	Mar. 31, 2013 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2011 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2011 Yeso Med [Member]	Mar. 31, 2013 Yeso Med [Member]	Dec. 31, 2012 Yeso Med [Member]
Note 5 - Accounts Payable And Accrued Liabilities (Details) [Line Items]
Accrued Payroll Taxes, Current	$ 505,146		$ 411,670	$ 125,239	$ 411,670	$ 505,146
Tax Lien, Amount							1,227
Liabilities, Write-off									199,336	79,890
Other Income								279,226
Long-term Purchase Commitment, Time Period																		5
Long-term Purchase Commitment, Minimum Quantity Required																		2,500,000
Purchase Commitment, Percentage of Supply Price																		50.00%
Accounts Payable, Current											783,593	1,267,684	208,501	208,258	289,519	289,009	352,544	352,544	1,765,704	1,280,860
Loss on Purchase Commitments	$ 484,091	$ 0	$ 783,593	$ 0	$ 783,593	$ 1,267,684													$ 484,091	$ 783,593

Note 5 - Accounts Payable And Accrued Liabilities (Details) - Summary of Accounts Payable and Accrued Liabilities (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 660,363	$ 432,436	$ 99,342
Accrued payroll liabilities and related penalties	505,146	411,670	125,239
Accrued salary	103,936	143,167	120,000
Accrued interest	143,070	134,559	64,670
Other accruals	8,079	539	59,217
Total accounts payable and accrued liabilities	$ 1,420,594	$ 1,122,371	$ 468,468

Note 7 - Convertible Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended	2 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jan. 03, 2013 Subsequent Event [Member] TCA Note [Member]	Apr. 23, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Related to Conversion Feature [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Warrant 1, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrant 2, Related to Individual Convertible Notes [Member]	Mar. 02, 2013 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Minimum [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Maximum [Member]	Dec. 31, 2012 Warrant $0.25 [Member]	Dec. 31, 2012 50 Cents Per Warrant [Member]	Mar. 31, 2013 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Mar. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 Asher Notes 2012 [Member]	Jan. 03, 2012 TCA Note [Member]	Dec. 31, 2012 TCA Note [Member]	Mar. 31, 2013 JMJ Note [Member]	Mar. 31, 2012 JMJ Note [Member]	Dec. 31, 2012 JMJ Note [Member]	Dec. 31, 2011 JMJ Note [Member]	Feb. 22, 2011 JMJ Note [Member]	Dec. 31, 2012 JMJ Note 2 [Member]	Feb. 28, 2011 JMJ Note 2 [Member]	Mar. 31, 2013 Individual Convertible Notes [Member]	Mar. 31, 2012 Individual Convertible Notes [Member]	Dec. 31, 2012 Individual Convertible Notes [Member]	Feb. 28, 2013 Asher Note 2013 [Member]	Mar. 31, 2013 Asher Note 2013 [Member]	Mar. 19, 2013 Carebourn Note 2013 [Member]	Mar. 31, 2013 Carebourn Note 2013 [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Note 7 - Convertible Notes Payable (Details) [Line Items]
Proceeds from Notes Payable																											$ 269,000													$ 42,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.00009													$ 0.00009
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)	23,658	117,124	237,774	94,624		58,762																					237,774	174,448	174,448										777,766	42,500		49,091
Amortization of Debt Discount (Premium)	103,067	494,324	1,428,978	489,080	1,861,218	1,964,285																					170,844													4,143			2,142
Debt Instrument, Convertible, Interest Expense			182,733	165,442	396,474	174,745				182,733																	118,268		174,448	19,726	19,726	80,000	263,309				32,671	142,075	885,418		44,385
Debt Instrument, Unamortized Discount	24,041		42,534	0	42,534	24,041													24,041	42,534	42,534						66,930			86,965		106,691	186,691	450,000			24,041	56,712	55,952		60,902		46,949
Debt Conversion, Converted Instrument, Amount (in Dollars)	81,240		1,420,446	963,096			27,840		79,540																		357,000	27,840	162,835			15,498			500,000		25,000		856,501		50,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	1,466,657		13,669,072	3,021,738			300,000		1,466,657																		4,952,916	300,000	1,601,255			180,000					353,727		6,934,901		1,166,657
Common Stock Purchase Agreement, Amount to be Purchased																						2,000,000			2,000,000
Facility Fee Payable																						100,000		48,076	100,000	48,076
Stock Issued During Period, Shares, New Issues (in Shares)																							559,268			559,268
Facility Fee Satisfied																							51,924			51,924
Convertible Notes Payable (in Dollars)																			75,000	75,000	75,000							225,000	225,000	191,663		191,663	207,161	1,050,000		500,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%																				12.00%	12.00%					8.00%		8.00%			8.00%
Proceeds from Issuance of Debt (in Dollars)	102,500	653,450	1,450,501	770,500	2,976,001	3,078,501		50,000						347,097																									956,501
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)											3,826,005	1,913,003	2,859,008				3,826,005	1,913,003
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)											0.25	0.5					0.25	0.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)														$ 589,416
Fair Value Assumptions, Risk Free Interest Rate	0.14%													3.90%																															0.11%	0.17%		0.16%	0.19%
Fair Value Assumptions, Expected Volatility Rate															155.60%	218.64%																												161.00%	130.00%	0.00%	216.00%	219.00%	205.00%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)														$ 0
Fair Value Assumptions, Expected Term															109 days	1 year																												52 minutes 33.6 seconds	3 days	0 years	328 days	2 years 36 days	3 years
Stock Payable (in Dollars)	10,000					10,000																															25,000
Modification Expense													148,127
Proceeds from Convertible Debt																																										$ 60,000

Note 7 - Convertible Notes Payable (Details) - Notes Payable (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Less: debt discount	$ (24,041)	$ (42,534)	$ 0
	176,932	184,289	80,535
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	445,988	446,328	387,661
Less: debt discount	(218,097)	(229,573)	(307,126)
	227,891	216,755	80,535
Private Placement [Member] | Due June 26, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	75,000	100,000
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	191,663	191,663	207,161
Asher Enterprises Inc [Member] | Due April 26, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			40,000
Asher Enterprises Inc [Member] | Due June 1, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			45,000
Asher Enterprises Inc [Member] | Due August 7, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			42,500
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			53,000
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		7,500
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500	42,500
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	$ 34,325	$ 62,165

Note 7 - Convertible Notes Payable (Details) - Notes Payable (Parentheticals)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Private Placement [Member] | Due June 26, 2013 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��	8.00%	8.00%	8.00%
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��		8.00%	8.00%
Asher Enterprises Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��	8.00%	8.00%
Asher Enterprises Inc [Member] | Due April 26, 2012 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��		8.00%	8.00%
Asher Enterprises Inc [Member] | Due June 1, 2012 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��		8.00%	8.00%
Asher Enterprises Inc [Member] | Due August 7, 2012 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��		8.00%	8.00%
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��		8.00%	8.00%
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��	8.00%	8.00%	8.00%
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Conv��rtibl�� Promissory Not�� Payabl��, Int��r��st rat��	12.00%	12.00%	12.00%

Note 8 - Payable for Indemnification (Details) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended
	Mar. 15, 2012	Dec. 14, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 2009	Feb. 05, 2009
Short-term Debt [Text Block]
			$ 1,355,735		$ 1,347,806	$ 1,424,019	$ 1,088,067	$ 1,088,067
Stock Issued During Period, Shares, for Indemnification (in Shares)	400,000	400,000
Stock Issued During Period, Value, for Indemnification	140,560	184,000
Net Loss on Stock Held in Special Account for Indemnification			$ 7,929	$ 5,731	$ 63,347	$ 67,071

Note 9 - Derivatives - Note Conversion Feature (Details) - Reconciliation of Derivative Liability (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2010
Reconciliation of Derivative Liability [Abstract]
Fair Value at	$ 268,249		$ 364,802	$ 442,311	$ 364,802	$ 268,249	$ 160,659
Issuance of instruments			952,214	840,442
Decrease in value	(72,896)	(82,009)	(131,397)	(40,030)	(175,753)	(26,920)
Reclassification from liability to equity as a result of note conversions	$ 23,657		$ (898,326)	$ (518,760)

Note 9 - Derivatives - Note Conversion Feature (Details) - Fair Value Assumptions, Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.14%
Dividend Yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate		0.11%	0.17%
Expected life (years)	52 minutes 33.6 seconds	3 days	0 years
Volatility	161.00%	130.00%	0.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate		0.16%	0.19%
Expected life (years)	328 days	2 years 36 days	3 years
Volatility	216.00%	219.00%	205.00%

Note 10 - Maxxon/Globe Joint Venture Agreement (Details) (USD $)	1 Months Ended		12 Months Ended
	Oct. 21, 2011	Nov. 30, 2005	Dec. 31, 2007	Nov. 03, 2005
Equity Method Investments and Joint Ventures [Abstract]
Percentage Of Definitive Joint Venture Agreement				50.00%
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 625,066	$ 10,000
Granted Request For Summary Judgment Awarded	$ 311,440
Return Of Common Stock (in Shares)	266,667

Note 11 - Commitments And Contingencies (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended			8 Months Ended	21 Months Ended	19 Months Ended				22 Months Ended	60 Months Ended						22 Months Ended	60 Months Ended
	Jan. 02, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jan. 02, 2013 Mold Production Payments [Member] Medical Investment Group (MIG) [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Mar. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Dec. 31, 2012 Chief Financial Officer [Member]	Mar. 15, 2012 JMJ Financial Inc [Member]	Jan. 30, 2012 JMJ Financial Inc [Member]	Jan. 09, 2012 JMJ Financial Inc [Member]	Jun. 30, 2011 Osprey South, LLC [Member]	Jun. 30, 2016 Osprey South, LLC [Member]	Sep. 02, 2009 Osprey South, LLC [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]	Mar. 15, 2012 JMJ Financial Inc [Member]	Jan. 30, 2012 JMJ Financial Inc [Member]	Jan. 09, 2012 JMJ Financial Inc [Member]	Jun. 30, 2011 Osprey South, LLC [Member]	Jun. 30, 2016 Osprey South, LLC [Member]	Sep. 02, 2009 Osprey South, LLC [Member]
Note 11 - Commitments And Contingencies (Details) [Line Items]
Gain Contingency, Unrecorded Amount	$ 770,000																							$ 770,000
Proceeds from Legal Settlements	1,000,000
Property, Plant and Equipment, Gross		446,382		446,382	1,206,382	446,382	446,382	50,000	50,000			50,000	10,000	760,000
Asset Impairment Charges		0	0	878,276	0	4,570,007	4,570,007		50,000	710,000	710,000	710,000
Requested Shares Of Common Stock Conversion (in Shares)																		2,226,049	1,226,049	1,000,000					2,226,049	1,226,049	1,000,000
Principal Amount Due																			191,663							191,663
Annual Salary Agreement															247,500	165,000	165,000
Lease Agreement Term																							5 years							5 years
Lease Agreement, Monthly Payment																					$ 4,500	$ 10,000						$ 4,500	$ 10,000

Note 12 - Preferred Stock And Common Stock Transactions (Details) (USD $)	3 Months Ended		12 Months Ended								199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2000	Mar. 31, 2013
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding	1,000,000		1,000,000	1,000,000							1,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 0.001										$ 0.001
Preferred Stock, Voting Rights	125		125
Common Stock, Voting Rights	1		one
Stock Issued During Period, Value, New Issues (in Dollars)			$ 516,111
Stock Issued During Period, Shares, Issued for Services	1,818,750		2,751,229	1,513,874
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)	71,000		71,000	25,000							71,000
Debt Conversion, Converted Instrument, Shares Issued	1,466,657		13,669,072	3,021,738
Debt Conversion, Converted Instrument, Amount (in Dollars)	81,240		1,420,446	963,096
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)	23,658	117,124	237,774	94,624							58,762
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(850,000)		575,000	6,668,000
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)				1,654,420			45,000	254,100	140,700
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.1		$ 0.25	$ 0.25
Stock Issued During Period, Value, Issued for Services (in Dollars)	160,750			481,100						405,000
Proceeds from Warrant Exercises (in Dollars)					58,700	6,000		72,100
Stock Payable (in Dollars)	10,000										10,000
Stock Payable in Shares	100,000										100,000
Warrants and Options Exercised [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	850,000		1,235,000
Stock Issued During Period, Value, New Issues (in Dollars)			258,275
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)			46,000
Proceeds from Warrant Exercises (in Dollars)	85,000
Reclassification to APIC [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)			898,326
Stock Issued For Accrued Salaries [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	789,700
Stock Issued During Period, Value, Issued for Services (in Dollars)	71,074
Series 2006 Preferred Stock [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding			1,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)			$ 0.001
Gifford Mabie [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			400,000
Stock Issued During Period, Value, New Issues (in Dollars)			140,560
Former President [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				2,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)				$ 0.08
Series 2006 Preferred Stock [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding	1,000,000		1,000,000								1,000,000
Series 2009 Preferred Stock [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares			500,000	500,000
Third Party Investors Agreement [Member]
Note 12 - Preferred Stock And Common Stock Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				656,015
Proceeds from Stock Options Exercised (in Dollars)				$ 202,571

Note 13 - Stock Options And Warrants Outstanding (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				20,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)	$ 44,908	$ 429,824
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	163.00%	159.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	215.00%	161.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,775,000	2,875,000	9,307,000
For Consulting Services, Exercisable at $0.25 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		75,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.25	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	850,000
For Consulting Services, Exercisable at $0.40 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)		$ 0.4
For Directors and Employee Services [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		2,500,000
For Consulting Services, Exercisable at $0.10 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	850,000
For Consulting Services, Exercisable at $0.50 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	75,000
Stock Options [Member] | Minimum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Fair Value Inputs, Discount Rate	0.10%	0.12%
Stock Options [Member] | Maximum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Fair Value Inputs, Discount Rate	0.18%	0.21%
Minimum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 days	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 days	255 days
Options Issued, Expected Term		6 years
Maximum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 months	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year 21 days	2 years
Options Issued, Expected Term		1 year

Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	1,775,000	2,875,000	9,307,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.19	$ 0.18	$ 0.34
Weighted Average Remaining Contractual Term (in years)		357 days	1 year 7 days
Number of Units	850,000	(575,000)	(6,668,000)
Weighted Average Exercise Price (in Dollars per share)	$ 0.1	$ 0.25	$ 0.25
Number of Units	(75,000)	(5,673,750)
Warrant [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units		5,739,008	1,500,000
Weighted Average Exercise Price (in Dollars per share)		$ 0.33	$ 0.5
Weighted Average Remaining Contractual Term (in years)		54 days	1 year
Number of Units		(660,000)
Weighted Average Exercise Price (in Dollars per share)		$ 0.5
Number of Units		(5,570,608)
Number of Units	2,859,008
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Warrant [Member] | Beginning of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	109 days
Warrants, Number of Units			1,871,600
Warrants, Weighted Average Exercise Price (in Dollars per share)			$ 0.5
Warrants, Weighted Average Remaining Contractual Term (in years)			3 years 164 days
Warrant [Member] | End of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	120 days
Warrants, Number of Units		2,880,000	3,371,600
Warrants, Weighted Average Exercise Price (in Dollars per share)		$ 0.33	$ 0.39
Warrants, Weighted Average Remaining Contractual Term (in years)		109 days	2 years 164 days
Beginning of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	12,100,000		12,834,750
Weighted Average Exercise Price (in Dollars per share)	$ 0.2		$ 0.2
Weighted Average Remaining Contractual Term (in years)	1 year 65 days		1 year 226 days
Aggregate Intrinsic Value (in Dollars)			$ 2,708,463
End of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units		12,100,000	15,473,750
Weighted Average Exercise Price (in Dollars per share)		$ 0.2	$ 0.39
Weighted Average Remaining Contractual Term (in years)	324 days	1 year 65 days	2 years 164 days
Aggregate Intrinsic Value (in Dollars)		$ 150,000	$ 869,825

Note 14 - Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 24,041		$ 42,534	$ 0
Chief Executive Officer [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			2,286,000
Due to Related Parties	96,324	32,502	32,502
Director [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			1,599,125
Former Director [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			1,645,625
Osprey South, LLC [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	30,000	30,000	120,000	99,608
Accrued Rent	22,962	19,761	19,761	8,608
Chief Operating Officer [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	13,880	9,194	9,194
Convertible Notes Payable (in Dollars)			75,000
Debt Instrument, Unamortized Discount			42,534
Convertible Promissory Principal Amount	75,000
Former CFO [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Due to Related Parties				79,336
Chief Financial Officer [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	$ 2,059	$ 0

Note 15 - Restatement (Details) (USD $)	12 Months Ended							3 Months Ended
	Dec. 31, 2005	Dec. 31, 2011 Reclassification of Subscription Receivable [Member]	Dec. 31, 2011 Elimination of Gain from Litigation [Member]	Dec. 31, 2011 Decrease of Prepaid Consulting Expense [Member]	Dec. 31, 2011 Increase in Payable for Indemnification [Member]	Dec. 31, 2011 Increase of Indemnification Expense [Member]	Dec. 31, 2011 Decrease in Payable to SON Medical [Member]	Mar. 31, 2012 Increase In Option Expense Due To Changes In Valuation Technique [Member]	Mar. 31, 2012 Increase In Payable For Estimated Penalties Related Payroll Tax Liabilities [Member]	Mar. 31, 2012 Decrease In Patent Amortization Expense [Member]	Mar. 31, 2012 Increase In Interest Expense [Member]
Note 15 - Restatement (Details) [Line Items]
Prior Period Reclassification Adjustment	$ 357,746	$ 25,000	$ 311,000	$ 32,633	$ 616,379	$ 67,072	$ 54,832	$ 73,136	$ 20,252	$ 4,416	$ 96,873

Note 15 - Restatement (Details) - Reclassifications and Prior Period Adjustments (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Total current assets	$ 765,719		$ 790,047	$ 1,610,078	$ 790,047	$ 765,719
Total equity	(4,420,179)		(3,616,504)	(1,245,743)	(3,616,504)	(4,420,179)
Research and development	0	71,388	35,544	57,000	2,935,949	2,935,949
General and administrative expenses	1,086,754	1,573,095	4,046,080	3,781,286	27,298,804	28,385,558
Income per common share ��� basic and diluted (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.12)	$ (0.09)
Net cash used in operating activities	(180,300)	(507,606)	(1,674,342)	(2,563,073)	(13,788,652)	(13,968,952)
Net cash used in investing activities	(5,982)	(140,399)	(39,224)	(129,091)	(1,415,648)	(1,421,630)
Net cash provided by financing activities	187,500	680,225	1,708,776	2,627,491	15,204,354	15,391,854
Scenario, Previously Reported [Member]
Total current assets				1,978,711
Total current liabilities				2,294,274
Total equity				(315,563)
Research and development				111,832
General and administrative expenses	1,479,707			3,714,214
Gain from litigation				311,000
Net income available to common shareholders	1,916,164			(4,218,278)
Income per common share ��� basic and diluted (in Dollars per share)	$ (0.03)			$ (0.09)
Net cash used in operating activities	(1,038,427)			(3,010,275)
Net cash used in investing activities	(15,743)			(471,347)
Net cash provided by financing activities	1,086,390			3,416,949
Restatement Adjustment [Member]
Total current assets				(368,633)
Total current liabilities				561,547
Total equity				(930,180)
Research and development				(54,832)
General and administrative expenses	93,388			67,072
Gain from litigation				(311,000)
Net income available to common shareholders	185,845			(323,240)
Net cash used in operating activities	530,821			447,202
Net cash used in investing activities	(124,656)			342,256
Net cash provided by financing activities	(406,165)			(789,458)
As Restated [Member]
Total current assets				1,610,078
Total current liabilities				2,855,821
Total equity				(1,245,743)
Research and development				57,000
General and administrative expenses	1,573,095			3,781,286
Net income available to common shareholders	2,102,009			(4,541,518)
Income per common share ��� basic and diluted (in Dollars per share)	$ (0.04)			$ (0.09)
Net cash used in operating activities	(507,606)			(2,563,073)
Net cash used in investing activities	(140,399)			(129,091)
Net cash provided by financing activities	$ 680,225			$ 2,627,491

Note 16 - Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended			197 Months Ended	199 Months Ended	4 Months Ended				0 Months Ended			0 Months Ended		1 Months Ended	4 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2000	Dec. 31, 2012	Mar. 31, 2013	Apr. 30, 2013 Subsequent Event [Member] For Settlement of Accrued Salaries [Member]	Apr. 30, 2013 Subsequent Event [Member] For Settlement of Accounts Payable [Member]	Apr. 30, 2013 Subsequent Event [Member] For Director Fees [Member]	Apr. 30, 2013 Subsequent Event [Member] Warrants and Options Exercised [Member]	May 09, 2013 Subsequent Event [Member] Held With An Escrow Agent [Member] TCA Global Credit Master Fund, LP [Member]	Apr. 23, 2013 Subsequent Event [Member] Warrant A [Member]	Apr. 23, 2013 Subsequent Event [Member] Warrant B [Member]	May 09, 2013 Subsequent Event [Member] TCA Global Credit Master Fund, LP [Member]	May 08, 2013 Subsequent Event [Member]	Apr. 23, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	May 09, 2013 Subsequent Event [Member] Maximum [Member] TCA Global Credit Master Fund, LP [Member]	Mar. 31, 2013 Warrants and Options Exercised [Member]	Dec. 31, 2012 Warrants and Options Exercised [Member]
Note 16 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	1,466,657		13,669,072	3,021,738														1,466,657
Debt Conversion, Converted Instrument, Amount (in Dollars)	$ 81,240		$ 1,420,446	$ 963,096														$ 79,540
Stock Issued During Period, Shares, New Issues								789,700	102,500	1,453,750	750,000	9,375,000			3,250,000					850,000	1,235,000
Stock Issued During Period, Value, New Issues (in Dollars)			516,111					71,073	5,466	130,838	75,000										258,275
Stock Issued During Period, Shares, Issued for Services	1,818,750		2,751,229	1,513,874														262,500
Stock Issued During Period, Value, Issued for Services (in Dollars)	160,750			481,100	405,000													26,250
Proceeds from Issuance of Debt (in Dollars)	102,500	653,450	1,450,501	770,500		2,976,001	3,078,501										50,000
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													200,000	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)													0.25	0.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(850,000)		575,000	6,668,000												200,000
Proceeds from Stock Options Exercised (in Dollars)																10,000
Convertible Notes Payable (in Dollars)															$ 250,000				$ 2,000,000

Note 2 - Summary Of Significant Accounting Policies - 10Q (Details) - Estimated Useful Lives of Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease	Shorter of leasehold improvement life or remaining term of lease

Note 2 - Summary Of Significant Accounting Policies - 10Q (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Summary Of Significant Accounting Policies - 10Q (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 1,272	$ 54	$ 4,844
Derivative liability	268,249	364,802	442,311
Fair Value, Inputs, Level 1 [Member]
Note 2 - Summary Of Significant Accounting Policies - 10Q (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	1,272	54	4,844
Fair Value, Inputs, Level 3 [Member]
Note 2 - Summary Of Significant Accounting Policies - 10Q (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	$ 268,249	$ 364,802	$ 442,311

Note 4 - Property And Equipment - 10Q (Details) - Summary of Property and Equipment: (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 446,382	$ 446,382	$ 1,206,382
Less: accumulated depreciation	(111,343)	(89,726)	(20,718)
Property and equipment, net	335,039	356,656	1,185,664
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	353,235	353,235	1,113,235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	44,000	44,000	44,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 49,147	$ 49,147	$ 49,147

Note 5 - Intangibles - 10Q (Details) - Summary of Intangible Assets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Patent		$ 146,538	$ 122,314
Less: accumulated amortization	(42,410)	(39,851)	(5,888)
Intangibles , net	110,110	106,687	116,426
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patent	$ 152,520	$ 146,538	$ 107,314

Note 6 - Accounts Payable And Accrued Liabilities - 10Q (Details) - Summary Accounts Payable and Accrued Liabilities (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 660,363	$ 432,436	$ 99,342
Accrued payroll liabilities and related penalties	505,146	411,670	125,239
Accrued salary	103,936	143,167	120,000
Accrued interest	143,070	134,559	64,670
Other accruals	8,079	539	59,217
Total accounts payable and accrued liabilities	$ 1,420,594	$ 1,122,371	$ 468,468

Note 8 - Convertible Notes Payable - 10Q (Details) - Notes Payable (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Less: debt discount	$ (24,041)	$ (42,534)	$ 0
	176,932	184,289	80,535
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	445,988	446,328	387,661
Less: debt discount	(218,097)	(229,573)	(307,126)
	227,891	216,755	80,535
Private Placement [Member] | Due June 26, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	75,000	100,000
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	191,663	191,663	207,161
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		7,500
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500	42,500
Asher Enterprises Inc [Member] | Due December 6, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500
Carebourn Capital LP [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	60,000
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	$ 34,325	$ 62,165

Note 8 - Convertible Notes Payable - 10Q (Details) - Notes Payable (Parentheticals)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Private Placement [Member] | Due June 26, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate		8.00%	8.00%
Asher Enterprises Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due December 6, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%
Carebourn Capital LP [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	12.00%	12.00%	12.00%

Note 10 - Derivatives - Note Conversion Feature - 10Q (Details) - Reconciliation of Derivative Liability (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Reconciliation of Derivative Liability [Abstract]0
Fair value at	$ 364,802	$ 442,311	$ 442,311	$ 160,659
Decrease in value	72,896	82,009	131,397	40,030	175,753	26,920
Reclassification from liability to equity as a result of note conversions	23,657		(898,326)	(518,760)
Fair value at	$ 268,249		$ 364,802	$ 442,311	$ 364,802	$ 268,249

Note 10 - Derivatives - Note Conversion Feature - 10Q (Details) - Fair Value Assumptions, Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.14%
Dividend Yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate		0.11%	0.17%
Expected life (years)	52 minutes 33.6 seconds	3 days	0 years
Volatility	161.00%	130.00%	0.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate		0.16%	0.19%
Expected life (years)	328 days	2 years 36 days	3 years
Volatility	216.00%	219.00%	205.00%

Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	1,775,000	2,875,000	9,307,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.19	$ 0.18	$ 0.34
Weighted Average Remaining Contractual Term (in years)	0.12
Aggregate Intrinsic Value	22,367
Number of Units	(850,000)	575,000	6,668,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.1	$ 0.25	$ 0.25
Weighted Average Remaining Contractual Term (in years)	0
Number of Units	(75,000)	(5,673,750)
Weighted Average Exercise Price (in Dollars per share)	$ 0.5
Warrant [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	2,859,008
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years)	0.33
Warrant [Member] | Beginning of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	109 days
Number of Units	2,880,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years)	109 days
Warrant [Member] | End of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	120 days
Number of Units	5,739,008
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years)	120 days
Beginning of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	12,100,000		12,834,750
Weighted Average Exercise Price (in Dollars per share)	$ 0.2		$ 0.2
Weighted Average Remaining Contractual Term (in years)	1 year 65 days		1 year 226 days
Aggregate Intrinsic Value (in Dollars)	$ 150,000			$ 2,708,463
Weighted Average Remaining Contractual Term (in years)	1 year 65 days		1 year 226 days
End of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units		12,100,000	15,473,750
Weighted Average Exercise Price (in Dollars per share)		$ 0.2	$ 0.39
Weighted Average Remaining Contractual Term (in years)	324 days	1 year 65 days	2 years 164 days
Aggregate Intrinsic Value (in Dollars)	$ 50,000		$ 150,000	$ 869,825
Number of Units	12,950,000		12,100,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.2		$ 0.2
Weighted Average Remaining Contractual Term (in years)	324 days	1 year 65 days	2 years 164 days

Note 16 - Restatement - 10Q (Details) - Reclassifications and Prior Period Adjustments (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
General and administrative expenses	$ 1,086,754	$ 1,573,095	$ 4,046,080	$ 3,781,286	$ 27,298,804	$ 28,385,558
Depreciation and amortization	24,176	6,099	102,971	17,023	205,111	229,287
Interest expense	117,370	533,436	1,727,512	567,081	2,629,705	2,747,075
Income per common share ��� basic and diluted (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.12)	$ (0.09)
Net cash used in operating activities	(180,300)	(507,606)	(1,674,342)	(2,563,073)	(13,788,652)	(13,968,952)
Net cash used in investing activities	(5,982)	(140,399)	(39,224)	(129,091)	(1,415,648)	(1,421,630)
Net cash provided by financing activities	187,500	680,225	1,708,776	2,627,491	15,204,354	15,391,854
Scenario, Previously Reported [Member]
General and administrative expenses	1,479,707			3,714,214
Depreciation and amortization	10,515
Interest expense	436,563
Net loss attributable to common shareholders	1,916,164			(4,218,278)
Income per common share ��� basic and diluted (in Dollars per share)	$ (0.03)			$ (0.09)
Net cash used in operating activities	(1,038,427)			(3,010,275)
Net cash used in investing activities	(15,743)			(471,347)
Net cash provided by financing activities	1,086,390			3,416,949
Restatement Adjustment [Member]
General and administrative expenses	93,388			67,072
Depreciation and amortization	(4,416)
Interest expense	96,873
Net loss attributable to common shareholders	185,845			(323,240)
Net cash used in operating activities	530,821			447,202
Net cash used in investing activities	(124,656)			342,256
Net cash provided by financing activities	(406,165)			(789,458)
As Restated [Member]
General and administrative expenses	1,573,095			3,781,286
Depreciation and amortization	6,099
Interest expense	533,436
Net loss attributable to common shareholders	2,102,009			(4,541,518)
Income per common share ��� basic and diluted (in Dollars per share)	$ (0.04)			$ (0.09)
Net cash used in operating activities	(507,606)			(2,563,073)
Net cash used in investing activities	(140,399)			(129,091)
Net cash provided by financing activities	$ 680,225			$ 2,627,491